As Filed with the Securities and Exchange
                        Commission on February 27, 1998




                            Registration No. 811-5473


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-2



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940                                                              /X/



      Amendment No. 13                                                     /X/



                     OPPENHEIMER MULTI-SECTOR INCOME TRUST
-----------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                      Two World Trade Center, Suite 3400
                        New York, New York 10048-0203
-----------------------------------------------------------------
                   (Address of Principal Executive Offices)

                                 212-323-0200
-----------------------------------------------------------------
                        (Registrant's Telephone Number)

                            ANDREW J. DONOHUE, ESQ.
                            OppenheimerFunds, Inc.
                            Two World Trade Center
                         New York, New York 10048-0203
-----------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                   FORM N-2

                     OPPENHEIMER MULTI-SECTOR INCOME TRUST

                             Cross Reference Sheet

Part A of
Form N-2
Item No.      Prospectus Heading
--------      ------------------
1          *
2          *
3          *
4          *
5          *
6          *
7          *
8          General Description of the Registrant
9          Management
10         Capital Stock, Long-Term Debt, and Other Securities
11         *
12         *
13            See Item 15 of the Statement of Additional Information


Part B of
Form N-2
Item No.      Heading In Statement of Additional Information
--------      ----------------------------------------------
14         Cover Page
15         Table of Contents
16         *
17         See Item 8 of the Prospectus
18         Management
19         Control Persons and Principal Holders of Securities
20         See Item 9 of the Prospectus
21         Brokerage Allocation and Other Practices
22         See Item 10 of the Prospectus
23         Financial Statements



----------------
* Not applicable or negative answer.

                     OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS


Item 1.     Outside Front Cover.

            Inapplicable.

Item 2.     Inside Front and Outside Back Cover Page.

            Inapplicable.

Item 3.     Fee Table and Synopsis

            Inapplicable.

Item 4.     Financial Highlights.

            Inapplicable.

Item 5.     Plan of Distribution.

            Inapplicable.

Item 6.     Selling Shareholders.

            Inapplicable.

Item 7.     Use of Proceeds.

            Inapplicable.

Item 8.     General Information and History.

      1. Oppenheimer Multi-Sector Income Trust (the "Fund" or "Registrant") is a
closed-end   diversified   management   investment   company   organized   as  a
Massachusetts business trust on February 22, 1988.

      2, 3, and 4. The Fund's primary investment objective is high current income consistent with preservation of capital. Its secondary objective is capital appreciation. In seeking those objectives, the Fund will allocate its assets among seven sectors of the fixed-income securities market to take advantage of opportunities anticipated by OppenheimerFunds, Inc., the Fund's investment adviser (the "Adviser"), which arise in particular sectors in various economic environments. The Adviser's opinion as to such opportunities will be based on various factors which may affect the levels of income which can be obtained from the different sectors, such as (i) the effect of interest rate changes, on a relative and absolute basis, on yields of securities in the particular sectors, (ii) the effect of changes in tax laws and other legislation affecting securities in the various sectors, (iii) changes in the relative values of foreign currencies, and (iv) perceived strengths of the abilities of issuers in the various sectors to repay their obligations. The sectors in which the Fund invests are not divided by industry but instead differ by type of security and issuer and includes U.S. Government, Corporate, International, Asset-Backed (including Mortgage-Backed), Municipal, Convertible and Money Market sectors. The Adviser believes that investing the Fund's assets in a portfolio comprised of three or more sectors, as opposed to limiting investments to only one such sector, will enhance the Fund's ability to achieve high current income consistent with preservation of capital or seek capital appreciation. The range of yields of the securities in each sector will differ from securities in the others both on an absolute and a relative basis. It is not the intention of the Fund to always allocate its assets to the sector with the highest range of yields as this may not be consistent with preservation of capital. The Adviser will, however, monitor changes in relative yields of securities in the various sectors to formulate its decisions on which sectors present attractive investment opportunities at a particular time.

      Historically, the markets for the sectors identified below on pages 5 and 6 have tended to behave somewhat independently and have at times moved in opposite directions. For example, U.S. Government Securities (defined below) have generally been affected negatively by concerns about inflation that might result from increased economic activity. Corporate debt securities and convertible securities, on the other hand, have generally benefited from increased economic activity due to the resulting improvement in the credit quality of corporate issuers which, in turn, has tended to cause a rise in the prices of common stock underlying convertible securities. The converse has generally been true during periods of economic decline. Similarly, U.S. Government Securities may be negatively affected by a decline in the value of the dollar against foreign currencies, while the non-dollar denominated securities of foreign issuers held by U.S. investors have generally benefited from such decline. Investments in short-term money market securities tend to decline less in value than long-term debt securities in periods of rising interest rates but do not rise as much in periods of declining rates. At times the difference between yields on municipal securities and taxable securities does not fully reflect the tax advantage of municipal securities. At such times investments in municipal securities tend to fare better in value than taxable investments because the yield differential generally may be expected to increase again to reflect the tax advantage.

      The Adviser believes that when financial markets exhibit this lack of correlation, an active allocation of investments among these seven sectors may permit greater preservation of capital over the long term than would be obtained by investing permanently in any one sector. To the extent that active allocation of investments among market sectors by the Adviser is successful in preserving or increasing capital, the Fund's capacity to meet its primary objective of high current income should be enhanced over the longer term. The Adviser also will utilize certain other investment techniques, including options and futures, intended to enhance income and reduce market risk.

      The Fund may invest in securities in the Corporate, International, Asset-Backed and Convertible Sectors which are in the lowest rating category of each of Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff & Phelps") or another nationally recognized statistical rating organization, or which are unrated. The description and characteristics of the lowest rating category are discussed in the description of the Corporate Sector. In all other sectors, the Fund will not invest in securities rated lower than those considered investment grade, i.e. "Baa" by Moody's or "BBB" by Standard & Poor's, Fitch's or Duff & Phelps. See "Investment Sectors in Which the Fund Invests" and Appendix B (Securities Ratings) to the Prospectus. Unrated securities will be of comparable quality to those that are rated, in the opinion of the Adviser. The seven sectors of the fixed-income securities market in which the Fund may invest are:

- The U.S. Government Sector, consisting of debt obligations of the U.S. Government and its agencies and instrumentalities ("U.S. Government Securities");

- The Corporate Sector, consisting of non-convertible debt obligations or preferred stock of U.S. corporate issuers and participation interests in senior, fully-secured loans made primarily to U.S. companies;

- The International Sector, consisting of debt obligations (which may be denominated in foreign currencies) of foreign governments and their agencies and instrumentalities, certain supranational entities and foreign and U.S. companies;

-     The Asset-Backed  Sector,  consisting of undivided fractional interests in
      pools  of  consumer  loans  and   participation   interests  in  pools  of
      residential mortgage loans;

- The Municipal Sector, consisting of debt obligations of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies, instrumentalities or authorities;

- The Convertible Sector, consisting of debt obligations and preferred stock of U.S. corporations which are convertible into common stock; and

- The Money Market Sector, consisting of U.S. dollar-denominated debt obligations having a maturity of 397 days or less and issued by the U.S. Government or its agencies, certain domestic banks or corporations; or certain foreign governments, agencies or banks; and repurchase agreements.

      Current income, preservation of capital and, secondarily, possible capital appreciation will be considerations in the allocation of assets among the seven investment sectors described above. The Adviser anticipates that at all times Fund assets will be spread among three or more sectors. Securities in the first six sectors above have maturities in excess of 397 days. All securities denominated in foreign currencies will be considered as part of the International Sector, regardless of maturity. The Fund may also invest in options and futures related to securities in each of the sectors.


INVESTMENT SECTORS IN WHICH THE FUND INVESTS

      The Fund's assets allocated to each of the sectors will be managed in accordance with the investment policies described above.

The U.S. Government Sector

      Assets in this sector will be invested in U.S. Government Securities, which are obligations issued by or guaranteed by the United States government or its agencies or instrumentalities. Certain of these obligations, including U.S. Treasury notes and bonds, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Certain other U.S. Government Securities, issued or guaranteed by Federal agencies or government-sponsored enterprises, are not supported by the full faith and credit of the United States. These latter securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Adviser will adjust the average maturity of the investments held in this sector from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. U.S. Government Securities are considered among the most creditworthy of fixed-income investments. Because of this, the yields available from U.S. Government Securities are generally lower than the yields available from corporate debt securities. Nevertheless, the values of U.S. Government Securities (like those of fixed-income securities generally) will change as interest rates fluctuate.


      Zero Coupon Treasury Securities. The Fund may invest in "zero coupon" Treasury securities which are (a) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or (b) certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder during its life. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distribution of interest. Current Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment in cash on the security during the year. The Fund will not invest more than 10% of its total assets at the time of purchase in zero coupon Treasury securities.


The Corporate Sector

      Assets allocated to this sector will be invested in secured or unsecured non-convertible preferred stock and corporate debt obligations, such as bonds, debentures and notes. The Fund may also acquire participation interests, as described below.

      Ratings. Certain corporate fixed income securities in which the Fund may invest may be unrated or in the lower rating categories of recognized rating agencies, i.e., ratings below "Baa" by Moody's or below "BBB" by Standard & Poor's or Duff & Phelps. Lower-rated securities will involve greater volatility of price and risk of principal and income (including the possibility of default or bankruptcy of the issuer of such securities) than securities in the higher rating categories. The Fund's investments in lower- rated securities may not exceed 75% of the Fund's total assets, with no more than 50% of the Fund's total assets in lower-rated foreign securities (see "The International Sector," below).

     The Fund's ability to increase its investments in high yield securities will enable it to seek higher investment return. However, high yield securities, whether rated or unrated, may be subject to greater market fluctuations and risks of loss of income and principal and may have less liquidity than lower yielding, higher-rated fixed-income securities. Principal risks of high yield securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination of the holder's claims to the prior claims of banks and other senior lenders in bankruptcy proceedings, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates, whereby the holder might receive redemption proceeds at times when only lower-yielding portfolio securities are available for investment, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn.

      Participation Interests. The Fund may acquire participation interests in loans that are made to U.S. or foreign companies (the "borrower"). They may be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or are members of the lending syndicate. No more than 5% of the Fund's net assets can be invested in participation interests of the same issuer. The Adviser has set certain creditworthiness standards for issuers of loan participations, and monitors their creditworthiness. The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If the borrower fails to make scheduled principal or interest payments, the Fund could experience a decline in net asset value of its shares. Some borrowers may have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's or Duff & Phelps, but may be deemed acceptable credit risks. Participation interests are subject to the Fund's limitations on investments in illiquid securities.

The International Sector

      The assets allocated to this sector will be invested in debt obligations (which may either be denominated in U.S. dollars or in non-U.S. currencies), issued or guaranteed by foreign corporations, certain supranational entities (described below), and foreign governments or their agencies or instrumentalities, and in debt obligations issued by U.S. corporations denominated in non-U.S. currencies. All such securities are referred to as "foreign securities." The Fund's investments in foreign lower-rated securities may not exceed 50% of the Fund's total assets. The Fund may invest in any country where the Adviser believes there is a potential to achieve the Fund's investment objectives. The Fund may not invest more than 15% of its total assets in foreign securities of any one country.

     The percentage of the Fund's assets that will be allocated to this sector will vary on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. The Fund's portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country.

      The obligations of foreign governmental entities, including supranational entities, have various kinds of government support, and may or may not be supported by the full faith and credit of a foreign government. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There can be no assurance that foreign governments will be willing or able to honor their commitments.

      Investing in foreign securities involves considerations and possible risks not typically associated with investing in securities in the U.S. The values of foreign securities investments will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S. and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation, lack of uniform accounting and auditing standards, and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods. There may be less information publicly available about foreign issuers than about U.S. issuers.

     Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. The Fund may engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates.

      The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that at the time of investment do not have government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls. In addition, the values of foreign fixed-income investments will fluctuate in response to changes in U.S. and foreign interest rates.

      Special Risks of Emerging Market Countries. Investments in emerging market countries may involve further risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and by companies located in those countries may be subject to extended settlement periods, whereby the Fund might not receive principal and/or income on a timely basis and its net asset value could be affected. There may be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates may be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there may be significant balance of payment deficits; and their economies and markets may respond in a more volatile manner to economic changes than those of developed countries.

The Asset-Backed Sector

      Asset-Backed Securities. The Fund may invest in securities that represent undivided fractional interests in pools of consumer loans, similar in structure to the mortgage-backed securities in which the Fund may invest described below. Payments of principal and interest are passed through to holders of asset-backed securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other obligations. The degree of credit enhancement varies and generally applies, until exhausted, to only a fraction of the asset-backed security's par value. If the credit enhancement of any asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may then experience losses or delays in receiving payment and a decrease in the value of the asset-backed security.

      The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement is exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying consumer loans by the individuals, and the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments that shorten the weighted average life of asset-backed securities and may lower their return in the same manner as described below for prepayments of a pool of mortgage loans underlying mortgage-backed securities.


      Private and U.S. Government Issued Mortgage-Backed Securities and CMOs. The Fund may invest in securities that represent participation interests in pools of residential mortgage loans, including collateralized mortgage obligations (CMOs). Some CMOs may be issued or guaranteed by agencies or instrumentalities of the U.S. Government (for example, Ginnie Maes, Freddie Macs and Fannie Maes). Other CMOs are issued by private issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. CMOs issued by such private issuers are not issued or guaranteed by the U.S. Government or its agencies and are, therefore, also subject to credit risks. Credit risk relates to the ability of the issuer or a debt security to make interest or principal payments on the security as they become due. Securities issued or guaranteed by the U.S. Government are subject to little, if any, credit risk because they are backed by the "full faith and credit of the U.S. Government", which in general terms means that the U.S. Treasury stands behind the obligation to pay interest and principal.


      The Fund's investments may include securities which represent participation interests in pools of residential mortgage loans which may be issued or guaranteed by private issuers or by agencies or instrumentalities of the U.S. Government. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

     The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool will be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. The yield on such pools is usually computed by using the historical record of prepayments for that pool, or in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.


      The price and yields to maturity of CMOs are, in part, determined by assumptions about cash-flows from the rate of payments of underlying mortgages. However, changes in prevailing interest rates may cause the rate of prepayments of underlying mortgages to change. In general, prepayments on fixed rate mortgage loans increase during periods of falling interest rates and decrease during periods of rising interest rates. Faster than expected prepayments of underlying mortgages will reduce the market value and yield to maturity of issued CMOs. If prepayments of mortgages underlying a short-term or intermediate-term CMO occur more slowly than anticipated because of rising interest rates, the CMO effectively may become a longer-term security. The prices of long-term debt securities generally fluctuate more widely than those of shorter-term securities in response to changes in interest rates which, in turn, may result in greater fluctuations in the Fund's share prices.


     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do other debt securities, but, when prevailing interest rates decline, the value of pass-through securities is not likely to rise on a comparable basis with other debt securities because of the pre-payment feature of pass-through securities. The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Fund may purchase mortgage-backed securities at a premium or at a discount.

      Some mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks); and some are backed by only the credit of the issuer itself (e.g., obligations of the Federal National Mortgage Association). Such guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the value of the Fund's Shares.


      Although U.S. Government Securities involve little credit risk, their market values will fluctuate until they mature, depending on prevailing interest rates. When prevailing interest rates go up, the market value of already issued debt securities tends to go down. When interest rates go down, the market value of already issued debt securities tends to go up. The magnitude of those fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer. Certain of the Fund's investments, such as I/Os, P/Os and mortgage-backed securities such as CMOs, can be very sensitive to interest rate changes and their values can be quite volatile.


      The Fund may invest in "stripped" mortgage-backed securities or CMOs. Stripped mortgage-backed securities usually have two classes. The classes receive different proportions of the interest and principal distributions on the pool of mortgage assets that act as collateral for the security. In certain cases, one class will receive all of the interest payments (and is known as an "I/O"), while the other class will receive all of the principal value on maturity (and is known as a "P/O").

      The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

      The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon- bearing bonds of the same maturity.

      Stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, some stripped securities may be deemed "illiquid." If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment limitations set forth under "Direct Placements and Other Illiquid Securities."

      The Fund may also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Fund may invest. The Fund would be required to deposit liquid assets of any type, including equity and debt securities of any grade to its custodian bank in an amount equal to its purchase payment obligation under the roll.

      GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. The GNMA Certificates that the Fund may purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payment.

      The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

     FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCS") and guaranteed mortgage certificates ("GMCs"). PCS resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCS and the ultimate payment of principal.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

      FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

The Municipal Sector

      The assets of this sector will be invested in obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies, instrumentalities or authorities ("Municipal Bonds"). At the time of purchase, all securities in this sector will be rated within the four highest grades assigned by Moody's, Standard & Poor's, Fitch's or Duff & Phelps ("Baa" or better by Moody's or "BBB" or better by Standard & Poor's or Duff & Phelps), or another nationally recognized statistical rating organization, or unrated securities which are of comparable quality in the opinion of the Adviser. Any income earned on Municipal Bonds which the Fund distributes to shareholders would be treated as taxable income to such shareholders.

     The Fund does not expect to invest in Municipal Bonds for tax-exempt income to distribute to shareholders, but to take advantage of yield differentials with other debt securities, which may be reflected in bond prices, and thus reflect potential for capital appreciation. Because Municipal Bonds are generally exempt from Federal taxation they normally yield much less than taxable fixed-income securities. At times, however, the yield differential narrows from its normal range. This can occur, for example, when the demand for U.S. Government securities substantially increases in times of economic stress, when investors seeking safety are willing to pay more for such securities thereby reducing the yield. It also can occur when investors perceive a threat to the continuation of the tax-exempt status of Municipal Bonds through possible Congressional or State action. When this happens, investors are not willing to pay as much for Municipal Bonds, thereby reducing prices and increasing their yield compared to taxable obligations. If such situations occur, investments in the Municipal Sector may be more attractive than other sectors even though such investments continue to offer lower yields than taxable securities because if the yield differential returns to normal ranges, the value of Municipal Bonds relative to taxable fixed-income securities will have increased, i.e. depreciated less or appreciated more. Such an investment would help the Fund achieve its objective of capital preservation or capital appreciation. It would also help achieve its objective of high income because the Fund's net asset value per Share would be higher than it otherwise would have been, thereby permitting it to earn additional income on those assets.

      Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets, and water and sewer works. Other public purposes for which Municipal Bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

      The two principal classifications of Municipal Bonds are (1) "general obligation" and (2) "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in a few cases, from the proceeds of a special excise or other tax but are not supported by the issuer's power to levy general taxes. There are variations in the security of Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of Municipal Bonds depend on, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue, and are generally lower than those of taxable investments.

The Convertible Sector

      Assets allocated to this sector will be invested in securities (bonds, debentures, corporate notes, preferred stocks and units with warrants attached) which are convertible into common stock. Common stock received upon conversion may be retained in the Fund's portfolio to permit orderly disposition or to establish a holding period to avoid possible adverse Federal income tax consequences to the Fund or shareholders.

      Convertible securities can provide a potential for current income through interest and dividend payments and at the same time provide an opportunity for capital appreciation by virtue of their convertibility into common stock. The rating requirements to which the Fund is subject when investing in corporate fixed income securities and foreign securities (see above) also apply to the Fund's investments in domestic and foreign convertible securities, respectively.

      Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, may entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value without considering its conversion privilege) and its "conversion value" (the security's worth if it were to be exchanged pursuant to its conversion privilege for the underlying security at the market value of the underlying security).

      To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise as with other fixed-income securities (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value, which represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objectives.


The Money Market Sector

      Assets  in  this  sector  will  be   invested   in  the   following   U.S.
dollar-denominated debt obligations maturing in 397 days or less:

      (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

      (2) Bank Obligations: Certificates of deposit, bankers' acceptances, loan participation agreements, time deposits, and letters of credit if they are payable in the United States or London, England, and are issued or guaranteed by a domestic or foreign bank having total assets in excess of $1 billion.

      (3) Commercial Paper: Obligations rated "A-1," "A-2" or "A- 3" by Standard & Poor's or Prime-1, Prime-2 or Prime-3 by Moody's or if not rated, issued by a corporation having an existing debt security rated "A" or better by Standard & Poor's or "A" or better by Moody's.

      (4) Corporate Obligations: Corporate debt obligations (including master demand notes but not including commercial paper) if they are issued by domestic corporations and are rated "A" or better by Standard & Poor's or "A" or better by Moody's or unrated securities which are of comparable quality in the opinion of the Adviser.

      (5) Other Obligations: Obligations of the type listed in (1) through (4) above, but not satisfying the standards set forth therein, if they are (a) subject to repurchase agreements or (b) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper may be purchased by the Fund, or by a foreign government having an existing debt security rated "AA" or "Aa" or better.

      (6) Board-Approved Instruments: Other short-term investments of a type which the Board determines presents minimal credit risks and which are of "high quality" as determined by any major rating service or, in the case of an instrument that is not rated, of comparable quality as determined by the Board.

     Bank time deposits may be non-negotiable until expiration and may impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The Fund has no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, subject to policies established by the Board of Trustees, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in bank time deposits and master demand notes are subject to the investment limitation on securities that are not readily marketable set forth under "Special Investment Techniques -- Direct Placements and Other Illiquid Securities." Because the Fund may invest in U.S. dollar-denominated securities of foreign banks and foreign branches of U.S. banks, the Fund may be subject to additional investment risks which may include future political and economic developments of the country in which the bank is located, possible imposition of withholding taxes on interest income payable on the securities, possible seizure or nationalization of foreign deposits, the possible establishment of exchange control regulations or the adoption of other governmental restrictions that might affect the payment of principal and interest on such securities. Additionally, not all of the U.S. Federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.


SPECIAL INVESTMENT TECHNIQUES

      In conjunction with the investments in the seven sectors described above, the Fund may use the following special investment techniques.

Direct Placements and Other Illiquid Securities


     The Fund may invest up to 20% of its assets in securities purchased in direct placements which are subject to statutory or contractual restrictions and delays on resale (restricted securities). This policy does not limit the acquisition of restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Board of Trustees or the Adviser under Board-approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities may be illiquid. Restricted securities may generally be resold only in privately-negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act of 1933 and are, therefore, unlike securities which are traded in the open market and can be expected to be sold immediately if the market demand is adequate. If restricted securities are substantially comparable to registered securities of the same issuer which are readily marketable, the Fund may not purchase them unless they are offered at a discount from the market price of the registered securities. No restricted securities will be purchased unless the issuer has agreed to register the securities at its expense within a specific time period. Adverse conditions in the public securities market at certain times may preclude a public offering of an issuer's unregistered securities. There may be undesirable delays in selling restricted securities at prices representing fair value.

     The Fund may invest up to an additional 10% of its assets in securities which, although not restricted, are not readily marketable. Such securities may include bank time deposits, master demand notes described in the Money Market Sector and certain puts and calls which are traded in the over-the-counter markets. The Adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.


Repurchase Agreements

     Any of the securities permissible for purchase for one of its sectors may be acquired by the Fund subject to repurchase agreements with commercial banks with total assets in excess of $1 billion or securities dealers with a net worth in excess of $50 million. In a repurchase transaction, at the time the Fund acquires a security, it simultaneously resells it to the vendor and must deliver that security to the vendor on a specific future date. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. the Fund will not enter into a repurchase transaction of more than seven days. Repurchase agreements are considered "loans" under the Investment Company Act of 1940 (the "1940 Act"), collateralized by the underlying security. The Fund's repurchase agreements will require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to collateralize the loan fully. The Adviser will monitor the collateral daily and, in the event its value declines below the repurchase price, will immediately demand additional collateral be deposited. If such demand is not met within one day, the existing collateral will be sold. Additionally, the Adviser will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed-upon resale price on the delivery date, the Fund's risks in such event may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and loss from any delay in foreclosing on the collateral. There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements.

When-Issued and Delayed Delivery Transactions

      The Fund may purchase asset-backed securities, municipal bonds and other debt securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio for delivery pursuant to option contracts it has entered into, the Fund may dispose of a commitment prior to settlement. The Fund does not intend to make such purchases for speculative purposes. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by the Fund and settlement (not to exceed 120 days from the date the offer is accepted), no payment is made for the securities purchased, and no interest accrues to the Fund from the transaction. Such securities are subject to market fluctuations; the value at delivery may be less than the purchase price. The Fund will maintain a segregated account with its custodian, liquid assets of any type, including equity and debt securities of any grade at least equal to the value of purchase commitments until payment is made. Such securities may bear interest at a lower rate than longer term securities. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date, which risk is in addition to the risk of decline of the Fund's other assets.

Hedging

The Fund may certain kinds of futures contracts; forward contracts; call and put options on securities, futures, indices and foreign currencies; and enter into interest rate swap agreements. These are referred to as "Hedging Instruments". Hedging Instruments may be used to attempt to protect against possible declines in the market value of the Fund's portfolio from downward trends in securities markets, to protect the Fund's unrealized gains in the value of its securities which have appreciated, to facilitate selling securities for investment reasons, to establish a position in the securities markets as a temporary substitute for purchasing particular securities, or to reduce the risk of adverse currency fluctuations. The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's activities in the underlying cash market. Covered calls and puts may also be written on securities to attempt to increase the Fund's income. A call or put may be purchased only if, after such purchase, the value of all call and put options held by the Fund would not exceed 5% of the Fund's total assets. The Fund will not use Futures and options on Futures for speculation. The hedging instruments the Fund may use are described below. As of the date of this Registration Statement, the Fund does not intend to enter into Futures, Forward Contracts and options on Futures if after any such purchase, the sum of margin deposits on Futures and premiums paid on Futures options would exceed 5% of the value of the Fund's total assets.


      o Futures. The Fund may buy and sell futures contracts that relate to (1) stock indices (referred to as Stock Index Futures), other securities indices (together with Stock Index Futures, referred to as Financial Futures), (3) interest rates (referred to as Interest Rate Futures), (4) foreign currencies (referred to as Forward Contracts), or (5) commodities (referred to as commodity futures.) An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation may be satisfied by actual delivery of the debt security or by entering into an offsetting contract. A bond index assigns relative values to the bonds included in that index and is used as a basis for trading long-term Bond Index Futures contracts. Bond Index Futures reflect the price movements of bonds included in the index. They differ from Interest Rate Futures in that settlement is made in cash rather than by delivery; or settlement may be made by entering into an offsetting contract.

      o Put and Call Options. The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls.

      The Fund may buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.


      o Foreign Currency Options. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options, for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would either lose the premium it paid and incur transaction costs, or purchase or sell the foreign currency at a disadvantageous price.

      o Forward Contracts. The Fund may enter into foreign currency exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific foreign currency at a specific future date for a fixed price. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other Futures. The Fund may also enter into a Forward Contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the Forward Contract and the foreign currency of the underlying investment than between the U.S. dollar and the currency of the underlying investment. This technique is referred to as "cross hedging". The success of cross hedging is dependent on many factors, including the ability of the Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

     The Fund will not speculate in foreign currency exchange contracts. There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such Forward Contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency or enter into a cross hedge unless it is denominated in a currency or currencies that the Adviser believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated.

      There are certain risks in writing calls. If a call written by the Fund is exercised, the Fund foregoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written. In addition, the Fund could experience capital losses that might cause previously distributed short-term capital gains to be re-characterized as non-taxable return of capital to shareholders. In writing puts, there is the risk that the Fund may be required to buy the underlying security at a disadvantageous price. The principal risks relating to the use of Futures are:
(a) possible imperfect correlation between the prices of the Futures and the market value of the securities in the Fund's portfolio; (b) possible lack of a liquid secondary market for closing out a Futures position; (c) the need for additional skills and techniques beyond those required for normal portfolio management; and (d) losses on Futures resulting from interest rate movements not anticipated by the Adviser.

      o Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets of any type, including equity and debt securities of any grade, to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      o Derivative Investments. The Fund can invest in a number of different kinds of "derivative investments." In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund may not purchase or sell physical commodities or commodity contracts; however this does not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities. In the broadest sense, derivative investments include exchange-traded options and futures contracts. The risks of investing in derivative investments include not only the ability of the company issuing the instrument to pay the amount due on the maturity of the instrument, but also the risk that the underlying investment or security might not perform the way the Adviser expected it to perform. The performance of derivative investments may also be influenced by interest rate changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal and/or income than expected. Certain derivative investments held by the Fund may trade in the over-the-counter market and may be illiquid. Derivative investments used by the Fund are used in some cases for hedging purposes and in other cases for "non-hedging" investment purposes to seek income or total return. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) may be considered "derivative investments."

      The Fund may invest in different types of derivatives, generally known as "Structured Investments." "Index-linked or commodity -linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. Further examples of derivative investments the Fund may invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the principal amount of the security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt.

      The Fund may also invest in currency-indexed securities. Typically these are short-term or intermediate-term debt securities having a value at maturity, and/or interest rates determined by reference to one or more specified foreign currencies. Certain currency-indexed securities purchased by the Fund may have a payout factor tied to a multiple of the movement of the U.S. dollar (or the foreign currency in which the security is denominated) against the movement in the U.S. dollar, the foreign currency, another currency, or an index. Such securities may be subject to increased principal risk and increased volatility than comparable securities without a payout factor in excess of one, but the Adviser believes the increased yield justifies the increased risk.

      o Participation Interests. The Fund may acquire interests in loans that are made to U.S. companies, foreign companies and foreign governments (the "borrower"). They may be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or have become members of the lending syndicate. The Fund will not invest, at the time of investment, more than 5% of its net assets in participation interests of the same borrower. The Adviser has set certain creditworthiness standards for borrowers, and monitors their creditworthiness. The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal. Borrowers may have difficulty making payments. If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares. Some borrowers may have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's or Duff & Phelps, but may be deemed acceptable credit risks. Participation interests are subject to the Fund's limitations on investments in illiquid securities.

Loans of Portfolio Securities

      To attempt to increase its income, the Fund may lend its portfolio securities if, after any loan, the value of the securities loaned does not exceed 25% of the total value of its assets. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government Securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives an amount equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such loan collateral; either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"), and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter. The Fund will make such loans only to banks and securities dealers with whom it may enter into repurchase transactions. If the borrower fails to return this loaned security the Fund's risks include: (1) any costs in disposing of the collateral; (2) loss from a decline in value of the collateral to an amount less than 100% of the securities loaned; (3) being unable to exercise its voting or consent rights with respect to the security; and (4) any loss arising from the Fund being unable to timely settle a sale of such securities.

Borrowing

     From time to time, the Fund may increase its ownership of securities by borrowing up to 10% of the value of its net assets from banks and investing the borrowed funds (on which the Fund will pay interest). After any such borrowing, the Fund's total assets, less its liabilities other than borrowings, must remain equal to at least 300% of all borrowings, as set forth in the Investment Company Act. Interest on borrowed money is an expense the Fund would not otherwise incur, so that it may have substantially reduced net investment income during periods of substantial borrowings. The Fund's ability to borrow money from banks subject to the 300% asset coverage requirement is a fundamental policy. the Fund may also borrow to finance repurchases and/or tenders of its Shares and may also borrow for temporary purposes in an amount not exceeding 5% of the value of the Fund's total assets. Any investment gains made with the proceeds obtained from borrowings in excess of interest paid on the borrowings will cause the net income per share or the net asset value per share of the Fund's Shares to be greater than would otherwise be the case. On the other hand, if the investment performance of the securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, then the net income per share or net asset value per share of the Fund's Shares will be less than would otherwise have been the case. This speculative factor is known as "leverage." Although such borrowings would therefore involve additional risk to the Fund, the Fund will only borrow if such additional risk of loss of principal is considered by the Adviser to be appropriate in relation to the Fund's primary investment objective of high current income consistent with preservation of capital. The Adviser will make this determination by examining both the market for securities in which the Fund invests and interest rates in general to ascertain that the climate is sufficiently stable to warrant borrowing.

Portfolio Turnover

      Because the Fund will actively use trading to benefit from short-term yield disparities among different issues of fixed-income securities or otherwise to achieve its investment objective and policies, the Fund may be subject to a greater degree of portfolio turnover than might be expected from investment companies which invest substantially all of their assets on a long-term basis. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that its annual turnover rate generally will not exceed 400% (excluding turnover of securities having a maturity of one year or less). The Adviser will monitor the Fund's tax status under the Internal Revenue Code during periods in which the Fund's annual turnover rate exceeds 100%. Higher portfolio turnover results in increased Fund expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities. To the extent that increased portfolio turnover results in sales of securities held less than three months, the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected. Defensive Strategies

      There may be times when, in the Adviser's judgment, conditions in the securities markets would make pursuing the Fund's primary investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund may employ alternative strategies primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these defensive strategies, the Fund may invest all or any portion of its assets in nonconvertible high-grade debt securities, or U.S. Government and agency obligations. The Fund may also hold a portion of its assets in cash or cash equivalents. It is impossible to predict when, or for how long, alternative strategies will be utilized.

Effects of Interest Rate Changes

      During periods of falling interest rates, the values of outstanding long term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities. If the Adviser's expectation of changes in interest rates or its evaluation of the normal yield relationships in the fixed-income markets proves to be incorrect, the Fund's income, net asset value and potential capital gain may be decreased or its potential capital loss may be increased.

      Although changes in the value of the Fund's portfolio securities subsequent to their acquisition are reflected in the net asset value of the Fund's Shares, such changes will not affect the income received by the Fund from such securities. The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders.


INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions, which together with its investment objectives, are fundamental policies changeable only with the approval of the holders of a "majority" of the Fund's outstanding voting securities, defined in the 1940 Act as the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Fund, or (b) 67% or more of the Shares present or represented by proxy at a meeting if more than 50% of the Fund's outstanding Shares are represented at the meeting in person or by proxy. Unless it is specifically stated that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in the Statement of Additional Information. Under these restrictions, the Fund will not do any of the following:

      o As to 75% of its total assets, the Fund will not invest in securities of any one issuer (other than the United States Government, its agencies or instrumentalities) if after any such investment either (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would then own more than 10% of the voting securities of that issuer;


      o The Fund will not concentrate investments to the extent of 25% or more of its total assets in securities of issuers in the same industry; provided that this limitation shall not apply with respect to investments in U.S. Government Securities.


      o The Fund will not make loans except through (a) the purchase of debt securities in accordance with its investment objectives and policies; (b) the lending of portfolio securities as described above; or (c) the acquisition of securities subject to repurchase agreements;

      o The Fund will not borrow money, except in conformity with the restrictions stated above under "Borrowing."

      o The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings or for the escrow arrangements contemplated in connection with the use of Hedging Instruments;

      o The Fund will not participate on a joint or joint and several basis in any securities trading account;

      o The Fund will not invest in companies for the purpose of exercising control or management thereof;

      o The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or by virtue of ownership of other securities has the right, without payment of any further consideration, to obtain an equal amount of the securities sold short ("short sales against the box");
            short sales may be made to defer realization of gain or loss for Federal income tax purposes;

      o The Fund will not invest in (a) real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein; (b) commodities or commodity contracts (except that the Fund may purchase and sell Hedging Instruments whether or not they are considered to be a commodity or commodity contract); or
            (c) interests in oil, gas or other mineral exploration or development programs;

      o The Fund will not act as an underwriter of securities, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held for its own portfolio; or

      o The Fund will not purchase securities on margin, except that the Fund may make margin deposits in connection with any of the Hedging Instruments it may use.

      5. The shares of beneficial interest of the Fund, $.01 par value per share (the "Shares"), are listed and traded on The New York Stock Exchange (the "NYSE"). The following table sets forth for the Shares for the periods indicated: (a) the per Share high sales price on the NYSE, the net asset value per Share as of the last day of the week immediately preceding such day and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such high sales price and the corresponding net asset value and (b) the per Share low sales price on the NYSE, the net asset value per Share as of the last day of the week immediately preceding such day and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such low sales price and the corresponding net asset value.

               Market Price High;(1)              Market Price Low;(1)
               NAV and Premium/                   NAV and Premium/
Ended          (Discount) That Day(2)             (Discount) That Day(2)
--------       ----------------------------       ----------------------------



4/30/95        Market: $7.375                     Market: $6.5
               NAV: $7.58                         NAV: $7.68
               Premium/(Discount): (2.70)%        Premium/(Discount): (15.36)%

7/31/95        Market: $7.25                      Market: $6.5
               NAV: $7.85                         NAV: $7.84
               Premium/(Discount): (7.64)%        Premium/(Discount): (17.09)%

10/31/95       Market: $7.125                     Market: $6.625
               NAV: $7.87                         NAV: $7.87
               Premium/(Discount): (9.47)%        Premium/(Discount): (15.82)%

1/31/96        Market: $7.375                     Market: $6.75
               NAV: $8.04                         NAV: $7.91
               Premium/(Discount): (8.27)%        Premium/(Discount): (14.66)%

4/30/96        Market: $10.25                     Market:$ 9.13
               NAV:$10.37                         NAV:$10.10
               Premium/(Discount): (1.16)%        Premium/(Discount):(9.65)%

7/31/96        Market: $ 9.75                     Market:$ 9.38
               NAV:$10.25                         NAV:$10.10
               Premium/(Discount): (4.88)%        Premium/(Discount):(7.18)%

10/31/96       Market: $10.00                     Market:$ 9.63
               NAV:$10.52                         NAV:$10.25
               Premium/(Discount): (4.94)%        Premium/(Discount):(6.10)%

1/31/97        Market: $10.00                     Market:$9.63
               NAV:$10.66                         NAV:$10.50
               Premium/(Discount): (6.19)%        Premium/(Discount): (8.33)%


4/30/97        Market: $10.25                     Market:$9.88
               NAV:$10.40                         NAV:$10.38
               Premium/(Discount): (1.44)%        Premium/(Discount): (4.87)%

7/31/97        Market: $10.75                     Market:$10.00
               NAV:$10.66                         NAV:$10.52
               Premium/(Discount): (0.84)%        Premium/(Discount): (4.94)%

10/31/97       Market: $10.63                     Market:$10.13
               NAV:$10.64                         NAV:$10.62
               Premium/(Discount): (0.14)%        Premium/(Discount): (4.66)%

1/31/98        Market: $10.63                     Market:$10.00
               NAV:$10.71                         NAV:$10.57
               Premium/(Discount): (0.79)%        Premium/(Discount): (5.39)%




---------------
1.  As reported by the NYSE.

2. The Fund's computation of net asset value (NAV) is as of the close of trading on the last day of the week immediately preceding the day for which the high and low market price is reported and the premium or discount (expressed as a percentage of net asset value) is calculated based on the difference between the high or low market price and the corresponding net asset value for that day, divided by the net asset value.

      The Board of Trustees of the Fund has determined that it may be in the interests of Fund shareholders for the Fund to take action to attempt to reduce or eliminate a market value discount from net asset value. To that end, the Fund may, from time to time, either repurchase Shares in the open market or, subject to conditions imposed from time to time by the Board, make a tender offer for a portion of the Fund's Shares at their net asset value per Share. Subject to the Fund's fundamental policy with respect to borrowings, the Fund may incur debt to finance repurchases and/or tenders. Interest on any such borrowings will reduce the Fund's net income. In addition, the acquisition of Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. If the Fund must liquidate portfolio securities to purchase Shares tendered, the Fund may be required to sell portfolio securities for other than investment purposes and may realize gains and losses. Gains realized on securities held for less than three months may affect the Fund's ability to retain its status as a regulated investment company under the Internal Revenue Code.

     In addition to open-market Share purchases and tender offers, the Board could also seek shareholder approval to convert the Fund to an open-end investment company if the Fund's Shares trade at a substantial discount. If the Fund's Shares have traded on the NYSE at an average discount from net asset value of more than 10%, determined on the basis of the discount as of the end of the last trading day in each week during the period of 12 calendar weeks ending October 31 in such year, the Trustees will consider recommending to shareholders a proposal to convert the Fund to an open-end company. If during a year in which the Fund's Shares trade at the average discount stated, and for the period described, in the preceding sentence the Fund also receives written requests from the holders of 10% or more of the Fund's outstanding Shares that a proposal to convert to an open end company be submitted to the Fund's shareholders, within six months the Trustees will submit a proposal to the Fund's shareholders, to the extent consistent with the 1940 Act, to amend the Fund's Declaration of Trust to convert the Fund from a closed-end to an open-end investment company. If the Fund converted to an open-end investment company, it would be able continuously to issue and offer its Shares for sale, and each Share of the Fund could be tendered to the Fund for redemption at the option of the shareholder, at a redemption price equal to the current net asset value per Share. To meet such redemption request, the Fund could be required to liquidate portfolio securities. It Shares would no longer be listed on the NYSE. The Fund cannot predict whether any repurchase of Shares made while the Fund is a closed-end investment company would decrease the discount from net asset value at which the Shares trade. To the extent that any such repurchase decreased the discount from net asset value to an amount below 10% during the measurement period described above, the Fund would not be required to submit to shareholders a proposal to convert the Fund to an open-end investment company.

Item 9.  Management

            1(a). The Fund is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Adviser. The Fund is required to hold annual shareholder meetings for the election of trustees and the ratification of its independent auditors. The Fund may also hold shareholder meetings from time to time for other important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

            1(b). The Adviser, a Colorado corporation with its principal offices at Two World Trade Center, New York, New York 10048-0203, acts as investment manager for the Fund under an investment advisory agreement (the "Advisory Agreement") under which it provides ongoing investment advice and conducts the investment operations of the Fund, including purchases and sales of its portfolio securities, under the general supervision and control of the Trustees of the Fund. The Adviser also acts as accounting agent for the Fund.

            The Adviser has operated as an investment company adviser

since April 30, 1959. The Adviser (including a subsidiary) currently manages investment companies with assets of more than $75 billion as of December 31, 1997, and having more than 3.5 million shareholder accounts. The Adviser is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of the Adviser, and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company.

            The Adviser provides office space and investment advisory services for the Fund and pays all compensation of those Trustees and officers of the Fund who are affiliated persons of the Adviser. Under the Advisory Agreement, the Fund pays the Adviser an advisory fee computed and paid weekly at an annual rate of .65 of 1% of the net assets of the Fund at the end of that week. The Fund also pays the Adviser an annual fee of $24,000, plus out-of-pocket costs and expenses reasonably incurred, for performing limited accounting services for the Fund. During the fiscal years ended October 31, 1995, 1996 and 1997, the Fund paid management fees to the Adviser of $1,877,737, $1,939,377 and $1,977,536, respectively. The Fund incurred approximately $55,657 in expenses for the fiscal year ended October 31, 1997 for services provided by Shareholder Financial Services, Inc., a subsidiary of the Adviser that acts as transfer agent, shareholder servicing agent and dividend paying agent for the Fund.


      Under the Advisory Agreement, the Fund pays certain of its other costs not paid by the Adviser, including (a) brokerage and commission expenses, (b) Federal, state, local and foreign taxes, including issue and transfer taxes, incurred by or levied on the Fund, (c) interest charges on borrowings, (d) the organizational and offering expenses of the Fund, whether or not advanced by the Adviser, (e) fees and expenses of registering the Shares of the Fund under the appropriate Federal securities laws and of qualifying Shares of the Fund under applicable state securities laws, (f) fees and expenses of listing and maintaining the listings of the Fund's Shares on any national securities exchange, (g) expenses of printing and distributing reports to shareholders, (h) costs of shareholder meetings and proxy solicitation, (i) charges and expenses of the Fund's Administrator, custodian and Registrar, Transfer and Dividend Disbursing Agent, (j) compensation of the Fund's Trustees who are not interested persons of the Adviser, (k) legal and auditing expenses, (l) the cost of certificates representing the Fund's Shares, (m) costs of stationery and supplies, and (n) insurance premiums. The Adviser has advanced certain of the Fund's organizational and offering expenses, which were repaid by the Fund. There is no expense limitation provision.


     The management services provided to the Fund by the Adviser, and the services provided by the Distributor the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Adviser and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success.

            1(c). The Portfolio Managers of the Fund are Thomas Reedy, Robert E. Patterson, Ashwin Vasan, Carol Wolf and Arthur Zimmer, who also serve as Vice Presidents of the Fund and of the Adviser, and are officers of certain mutual funds managed by the Adviser ("Oppenheimer funds"). Messrs. Reedy and Vasan have been the persons principally responsible for the day-to-day management of the Trust's portfolio since June 1993. Prior to June, 1993, Mr. Reedy served as a securities analyst for the Adviser, and Mr. Vasan served as a securities analyst for Citibank, N.A. Other members of the Adviser's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's portfolio managers with support in managing the Fund's portfolio.


            1(d). The Administrator for the Fund is Mitchell Hutchins Asset Management Inc. (the "Administrator"), a Delaware corporation with principal offices at 1285 Avenue of the Americas, New York, New York 10019 and an affiliate of PaineWebber Incorporated.

     Because of the services rendered to the Fund by the Administrator and the Adviser, the Fund itself requires no employees other than its officers, none of whom receives compensation from the Fund and all of whom are employed by the Adviser or the Administrator. In connection with its responsibilities as Administrator and in consideration of its administrative fee, subject to the supervision of the Board of Trustees the Administrator will: (i) prepare all quarterly, semi-annual and annual reports required to be sent to Fund shareholders, and arrange for the printing and dissemination of such reports to shareholders; (ii) assemble and file all reports required to be filed by the Fund with the Securities and Exchange Commission ("SEC") on Form N-SAR, or such other form as the SEC may substitute for Form N-SAR; (iii) review the provision of services by the Fund's independent accountants, including but not limited to the examination by such accountants of financial statements of the Fund and the review of the Fund's Federal, state and local tax returns; and make such reports and recommendations to the Board of Trustees concerning the performance of the independent accountants as the Board reasonably requests or as it deems appropriate; (iv) file with the appropriate authorities all required Federal, state and local tax returns; (v) arrange for the dissemination to shareholders of the Fund's proxy materials, and oversee the tabulation of proxies by the Fund's transfer agent; (vi) negotiate the terms and conditions under which custodian services will be provided to the Fund and the fees to be paid by the Fund in connection therewith; (vii) recommend an accounting agent (which may or may not be the Fund's custodian or its affiliate) to the Board, which agent would be responsible for computing the Fund's net asset value in accordance with the Fund's registration statement under the 1940 Act and the Securities Act of 1933, as amended; (vii) negotiate the terms and conditions under which such accounting agent would compute the Fund's net asset value, and the fees to be paid by the Fund in connection therewith; review the provision of such accounting services to the Fund and make such reports and recommendations to the Board concerning the provisions of such services as the Board reasonably requests or the Administrator deems appropriate; (ix) negotiate the terms and conditions under which the transfer agency and dividend disbursing services will be provided to the Fund, and the fees to be paid by the Fund in connection therewith; review the provision of transfer agency and dividend disbursing services to the Fund; and make such reports and recommendations to the Board concerning the performance of the Fund's transfer and dividend disbursing agent as the Board reasonably requests or the Administrator deems appropriate; (x) establish the accounting policies of the Fund; reconcile accounting issues which may arise with respect to the Fund's operations; consult with the Fund's independent accountants, legal counsel, custodian, accounting agent and transfer and dividend disbursing agent as necessary in connection therewith; (xi) determine the amounts available for distribution as dividends and distributions to shareholders; prepare and arrange for the printing of dividend notices to the shareholders; and provide the Fund's transfer and dividend disbursing agent and custodian with such information as is required for such parties to effect the payment of dividends and distributions and to implement the Fund's dividend reinvestment plan; (xii) review the Fund's bills and authorize payments of such bills by the Fund's custodian; and (xiii) if requested by the Board, designate one of its employees to serve as an officer of the Fund, and such person shall not be compensated by the Fund for so serving.


      For the services rendered to the Fund and related expenses borne by the Administrator, the Fund pays the Administrator a fee, calculated and paid weekly, at the annualized rate of .20% of the Fund's net assets at the end of that week. During the fiscal years ended October 31, 1995, 1996 and 1997, the Fund paid administration fees to the Administrator of $577,765, $596,733 and $614,751, respectively.


      1(e). The Bank of New York, 48 Wall Street, New York, New York, acts as the custodian (the "Custodian") for the Fund's assets held in the United States. The Adviser and its affiliates have banking relationships with the Custodian. The Adviser has represented to the Fund that its banking relationships with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Adviser and its affiliates. Rules adopted under the 1940 Act permit the Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories. Pursuant to those Rules, the Fund's portfolio of securities and cash, when invested in foreign securities, will be held in foreign banks and securities depositories approved by the Trustees of the Fund in accordance with the rules of the Securities and Exchange Commission.

      Shareholder  Financial  Services,  Inc.  ("SFSI"),  a  subsidiary  of  the
Adviser, acts as primary transfer agent, shareholder servicing agent and dividend paying agent for the Fund. Fees paid to SFSI are based on the number of shareholder accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses. United Missouri Trust Company of New York acts as co-transfer agent and co-registrar with SFSI to provide such services as SFSI may request.

      1(f).   See 1(b) above.

      1(g).   Inapplicable.

      2.      Inapplicable.


      3. None as of February 20, 1998.


Item 10.  Capital Stock, Long-Term Debt, and Other Securities.

      1. The Fund is authorized to issue an unlimited number of Shares of beneficial interest, $.01 par value. The Fund's Shares have no preemptive, conversion, exchange or redemption rights. Each Share has equal voting, dividend, distribution and liquidation rights. All Shares outstanding are, and, when issued, those offered hereby will be, fully paid and nonassessable. Shareholders are entitled to one vote per Share. All voting rights for the election of Trustees are noncumulative, which means that the holders of more than 50% of the Shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining Shares will not be able to elect any Trustees. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each year.

     Under Massachusetts law, under certain circumstances shareholders could be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for actions or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund. The Declaration of Trust provides for indemnification by the Fund for all losses and expenses of any shareholder held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

      Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), all dividends and capital gains distributions ("Distributions") declared by the Trust will be automatically reinvested in additional full and fractional shares of the Trust ("Shares") unless (i) a shareholder elects to receive cash or (ii) Shares are held in nominee name, in which event the nominee should be consulted as to participation in the Plan. Shareholders that participate in the Plan ("Participants") may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the "Agent"), and a service fee of $.75.

      Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional Shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the "NYSE"), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Trust.

     Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee. Fractional Shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

      There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust. There are no brokerage charges for Shares issued directly by the Trust. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in Federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

      The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO, 80217-3673 or by calling 1-800-647-7374.
Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

     The Fund presently has provisions in its Declaration of Trust and By-Laws (together, the "Charter Documents") which could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's Trustees or shareholders to amend the Charter Documents or effect changes in the Fund's management. Those provisions of the Charter Documents may be regarded as "anti-takeover" provisions. Specifically, under the Fund's Declaration of Trust, the affirmative vote of the holders of not less than two thirds (66-2/3%) of the Fund's Shares outstanding and entitled to vote is required to authorize the consolidation of the Fund with another entity, a merger of the Fund with or into another entity (except for certain mergers in which the Fund is the successor), a sale or transfer of all or substantially all of the Fund's assets, the dissolution of the Fund, the conversion of the Fund to an open-end company, and any amendment of the Fund's Declaration of Trust that would affect any of the other provisions requiring a two-thirds vote. However, a "majority" shareholder vote, as defined in the Charter Documents, shall be sufficient to approve any of the foregoing transactions that have been recommended by two-thirds of the Trustees. Notwithstanding the foregoing, if a corporation, person or entity is directly, or indirectly through its affiliates, the beneficial owner of more than 5% of the outstanding shares of the Fund, the affirmative vote of 80% (which is higher than that required under the 1940 Act) of the outstanding Shares of the Fund is required generally to authorize any of the following transactions or to amend the provisions of the Declaration of Trust relating to transactions involving: (i) a merger or consolidation of the Fund with or into any such corporation or entity, (ii) the issuance of any securities of the Fund to any such corporation, person or entity for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any such corporation, entity or person (except assets having an aggregate market value of less than $1,000,000); or (iv) the sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any such corporation, entity or person (except assets having an aggregate fair market value of less than $1,000,000). If two-thirds of the Board of Trustees has approved a memorandum of understanding with such beneficial owner, however, a majority shareholder vote will be sufficient to approve the foregoing transactions. Reference is made to the Charter Documents of the Fund, on file with the Securities and Exchange Commission, for the full text of these provisions.

      2.  Inapplicable.

      3.  Inapplicable.


      4. The Fund qualified for treatment as, and elected to be, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code for its taxable year ended October 31, 1997, and intends to continue to qualify as a RIC for each subsequent taxable year. However, the Fund reserves the right not to qualify under Subchapter M as a RIC in any year or years.


     For each taxable year that the Fund qualifies for treatment as a RIC, the Fund (but not its shareholders) will not be required to pay Federal income tax. Shareholders will normally have to pay Federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund.
Such dividends and distributions derived from net investment income or short-term capital gains are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Shares or in cash. Since the Fund's income is expected to be derived primarily from interest rather than dividends, only a small portion, if any, of such dividends and distributions is expected to be eligible for the Federal dividends- received deduction available to corporations. The Fund does not anticipate that any portion of its dividends or distributions will qualify for pass-through treatment as "exempt-interest dividends" since less than 50% of its assets is permitted to be invested in municipal obligations.

      Long-term or short-term capital gains may be generated by the sale of portfolio securities and by transactions in options and futures contracts. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. For Federal income tax purposes, if a capital gain distribution is received with respect to Shares held for six months or less, any loss on a subsequent sale or exchange of such Shares will be treated as long-term capital loss to the extent of such long-term capital gain distribution. Capital gains distributions are not eligible for the dividends-received deduction.

      Any dividend or capital gains distribution received by a shareholder from an investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and dividends are subject to Federal income taxes. If the net asset value of the Shares should be reduced below a shareholder's cost as a result of the payment of dividends or realized long-term capital gains, such payment would be a return of the shareholder's investment capital to the extent of such reduction below the shareholder's cost, but nonetheless could be fully taxable.

     The tax treatment of listed put and call options written or purchased by the Fund on debt securities and of future contracts entered into by the Fund will be governed by Section 1256 of the Internal Revenue Code. Absent a tax election to the contrary, each such position held by the Fund will be marked-to-market (i.e., treated as if it were closed out) on the last business day of each taxable year of the Fund, and all gain or loss associated with transactions in such positions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Positions of the Fund which consist of at least one debt security and at least one option or futures contract which substantially diminishes the Fund's risk of loss with respect of such debt security could be treated as "mixed straddles" which are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of debt securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles which reduce or eliminate the operation of the straddle rules. The Fund will monitor its transactions in options and futures contracts and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code. Such tax election may result in an increase in distribution of ordinary income (relative to long-term capital gains) to shareholders.

      The Internal Revenue Code requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. As an investment company, the Fund must pay out substantially all of its net investment income each year. Accordingly, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

      It is the Fund's present policy, which may be changed by the Board of Trustees, to pay monthly dividends to shareholders from net investment income of the Fund. The Fund intends to distribute all of its net investment income on an annual basis. The Fund will distribute all of its net realized long-term and short-term capital gains, if any, at least once per year. The Fund may, but is not required to, make such distributions on a more frequent basis to the extent permitted by applicable law and regulations.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute a specified minimum percentage (currently 98%) of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of that year, or else the Fund must pay an excise tax on amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board and the Adviser might determine in a particular year it would be in the best interests of the Fund not to make such distributions at the mandated level and to pay the excise tax which would reduce the amount available for distributions to shareholders. If the Fund pays a dividend in January which was declared in the previous December to shareholders of record on a date in December, then such dividend or distribution will be treated for tax purposes as being paid in December and will be taxable to shareholders as if received in December.

     Under the Fund's Dividend Reinvestment Plan (the "Plan"), all of the Fund's dividends and distributions to shareholders will be reinvested in full and fractional Shares. With respect to distributions made in Shares issued by the Fund pursuant to the Plan, the amount of the distribution for tax purposes is the fair market value of the Shares issued on the reinvestment date. In the case of Shares purchased on the open market, a participating shareholder's tax basis in each Share is its cost. In the case of Shares issued by the Fund, the shareholder's tax basis in each Share received is its fair market value on the reinvestment date.

      Distributions of investment company taxable income to shareholders who are nonresident alien individuals or foreign corporations will generally be subject to a 30% United States withholding tax under provisions of the Internal Revenue Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty.

            Under Section 988 of the Code, foreign currency gain or loss with respect to foreign currency-denominated debt instruments and other foreign currency-denominated positions held or entered into by the Fund will be ordinary income or loss. In addition, foreign currency gain or loss realized with respect to certain foreign currency "hedging" transactions will be treated as ordinary income or loss.


5. The following information is provided as of February 20, 1998:


(1)                      (2)              (3)                  (4)
                                                               Amount
                                          Amount Held          Outstanding
                                          by Registrant        Exclusive of
                         Amount           or for its           Amount Shown
Title of Class           Authorized       Account              Under (3)
--------------           ----------       -------------        ------------

Shares of                Unlimited        None                 29,116,067
Beneficial

Interest, $.01
par value

Item 11.  Defaults and Arrears on Senior Securities.

      Inapplicable.

Item 12.  Legal Proceedings.

      Inapplicable.

Item 13.  Table of Contents of the Statement of Additional
Information.

      Reference is made to Item 15 of the Statement of Additional Information.

Oppenheimer Multi-Sector Income Trust

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048


Statement of Additional Information dated February 27, 1998

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated February 27, 1998. It should be read together with the Prospectus, and the Registration Statement on Form N-2, of which the Prospectus and this Statement of Additional Information are a part, can be inspected and copied at public reference facilities maintained by the Securities and Exchange Commission (the "SEC") in Washington, D.C. and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C., 20549.


TABLE OF CONTENTS

                                                           Page

Investment Objective and Policies
Management
Control Persons and Principal Holders of Securities
Investment Advisory and Other Services
Brokerage Allocation and Other Practices
Tax Status
Financial Statements


-----------------
*See Prospectus

                                    PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 14.  Cover Page.

            Reference is made to the preceding page.

Item 15.  Table of Contents.

            Reference is made to the preceding page and to Items 16 through 23 of the Statement of Additional Information set forth below.

Item 16.  General Information and History.

            Inapplicable.

Item 17.  Investment Objective and Policies.

            Reference is made to Item 8 of the Prospectus.

Item 18.   Management.

      1. and 2. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also trustees or directors of Oppenheimer Enterprise Fund, Oppenheimer Growth Fund, Oppenheimer Global Fund, Oppenheimer Municipal Bond Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Capital Appreciation Fund, Oppenheimer U.S. Government Trust, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Multiple Strategies Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Discovery Fund, Oppenheimer International Small Company Fund, Oppenheimer International Growth Fund, Oppenheimer Developing Markets Fund, Oppenheimer Series Fund, Inc., and Oppenheimer World Bond Fund(collectively, the "New York-based Oppenheimer funds"), except that Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. Ms. Macaskill and Messrs. Spiro, Donohue, Bishop, Bowen, Farrar and Zack hold the same respective offices with the New York-based Oppenheimer funds as with the Fund. As of February 20, 1998, the Trustees and officers of the Fund as a group owned less than 1% of the Fund's outstanding shares. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Adviser (one of the Trustees of the Fund listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees of that plan) other than the shares beneficially owned under that plan by the officers of the Fund listed above.

Leon Levy, Chairman of the Board of Trustees; Age: 72
31 West 52nd Street, New York,  NY  10019
General Partner of Odyssey Partners, L.P. (investment partnership)(since 1982) and Chairman of Avatar Holdings, Inc.

(real estate development).


Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, FL 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (the "Distributor") (July 1978 to October 1993); Executive Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") (April 1986 to October 1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October
1993) and Secretary (March 1981 to September 1988) of Centennial Asset Management Corporation ("Centennial"), an investment adviser subsidiary of the Manager; A director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc. ("SFSI"), a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. ("SSI") (August 1984 to October 1993), a transfer agent subsidiary of the Manager; an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee; Age: 74
591 Breezy Hill Road, Hillsdale, N.Y. 12529

Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex
Publishers, Inc (Publishers of Psychology Today and Mother Earth

News) and of Spy Magazine, L.P.

Bridget A.  Macaskill,  President  and Trustee*;  Age: 49 President  (since June
1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Adviser; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director (since October
1990) of OAC;  President  (since  September 1995) and a director (since November
1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Adviser; a director of Oppenheimer Real Asset Management, Inc. (since July
1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund adviser subsidiary of the Adviser ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Adviser.

Elizabeth B. Moynihan, Trustee; Age: 68
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New
York University), National Building Museum; a member of the
Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

Kenneth A. Randall, Trustee; Age: 70
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texas Cogeneration Company (cogeneration company), Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc.
(international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee; Age: 67
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of GranCare, Inc. (health care provider); a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age: 66
8 Sound Shore Drive, Greenwich, Connecticut 06830
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House and

Greenwich Historical Society.


Donald W. Spiro, Vice Chairman and Trustee*; Age: 72
Chairman Emeritus (since August 1991) and a director (since January
1969) of the Adviser; formerly Chairman of the Adviser and the Distributor.

Pauline Trigere, Trustee; Age: 85
498 Seventh Avenue, New York, New York 10018

Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).


Clayton K. Yeutter, Trustee; Age: 67
1325 Merrie Ridge Road, McLean, Virginia 22101

Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.


Andrew J. Donohue, Secretary; Age: 47
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Adviser; Executive Vice President (since September 1993) a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July
1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; a director of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

George C. Bowen, Treasurer; Age: 61
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Adviser; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); a trustee or director and an officer of other Oppenheimer funds.

Thomas P. Reedy, Vice President and Portfolio Manager; Age 36 Vice President of the Adviser; an officer of other Oppenheimer funds; formerly a Securities Analyst of the Adviser.



Ashwin Vasan, Vice President and Portfolio Manager; Age 35 Vice President of the Adviser; and officer of other Oppenheimer funds; formerly, a Securities Ananlyst of the Adviser (since January 1992).

Carol E. Wolf, Vice President and Portfolio Manager; Age 46 Vice President of the Adviser and Centennial; an officer of other Oppenheimer funds.

Arthur Zimmer, Vice President and Portfolio Manager; Age 51
Vice President of the Adviser and Centennial; an officer of other

Oppenheimer funds.




Robert J. Bishop, Assistant Treasurer; Age: 39 6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Adviser/Mutual Fund Accounting (since May
1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Adviser/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Adviser.

Scott  T. Farrar, Assistant Treasurer; Age: 32
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Adviser/Mutual Fund Accounting (since May
1996); Assistant Treasurer of Oppenheimer Millennium Funds plc
(since October 1997); an officer of other Oppenheimer funds;
formerly an Assistant Vice President of the Adviser/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Adviser.

Robert G. Zack,  Assistant  Secretary;  Age: 49 Senior Vice President (since May
1985) and Associate General Counsel (since May 1981) of the Adviser, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997);
an officer of other Oppenheimer funds.

      The Board of Trustees does not have an executive or investment committee. The Trustees of the Fund have appointed a study committee consisting of Mr. Lipstein (Chairman), Mrs. Moynihan and Mr. Galli, none of whom is an "interested person" of the Adviser or the Fund. The study committee's function is to report to the Board on matters that include (i) legal and regulatory developments, (ii) periodic renewals of the Advisory Agreement, (iii) review of the transfer agent and registrar agreement, (iv) review of the administrative services provided by Mitchell Hutchins Asset Management, Inc., (v) portfolio management, (vi) valuation of portfolio securities, (vii) custodian relationships and use of foreign subcustodians, (viii) code of ethics matters, policy on use of insider information, (ix) consideration of tender offers and other repurchases of fund shares and possible conversion to open-end status, and (x) indemnification and insurance of the Fund's officers and trustees.


      3.  Inapplicable.


      4. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Adviser receive no salary or fee from the Fund. Mr. Galli received no salary or fee prior to January 1, 1998. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended October 31, 1997. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the 1997 calendar year.

                                                Retirement        Total
                              Aggregate         Benefits    Compensation
                              Compensation      Accrued as        From All New
                              From Fund(1)      Part of Fund      York based
                                                Expenses    Oppenheimer funds(3)

Name and
Position

Leon Levy,                    $6,624            $6,585            $158,500
  Chairman and Trustee

Benjamin Lipstein             $5,726            $5,692            $137,000
  Study Committee
  Chairman, Audit
  Committee  Member
  and Trustee(2)

Elizabeth B. Moynihan         $4,033            $4,009            $96,500
  Study Committee
  Member and Trustee

Kenneth A. Randall            $3,699            $3,677            $88,500
  Audit Committee
  Chairman and Trustee

Edward V. Regan               $3,675            $3,635            $87,500
  Proxy Committee
  Chairman, Audit
  Committee Member
  and Trustee

Russell S. Reynolds, Jr.      $2,737            $2,721            $65,500
  Proxy Committee
  Member and Trustee

Pauline Trigere,
  Trustee                     $2,445            $2,431            $58,500

Clayton K. Yeutter            $2,737            $2,721            $65,500
  Proxy Committee
  Member and Trustee


----------------------


(1)For the fiscal year ended October 31, 1997.

(2)Committee position held during a portion of the period shown.
(3)For the 1997 calendar year.



      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. a Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.


Item 19.  Control Persons and Principal Holders of Securities.

      1.    Inapplicable.


      2. As of February 20, 1998, the only persons who owned of record or was known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund were Paine Webber Incorporated, 1000 Harbor Boulevard, 6th Floor, Union City, New Jersey 07087-6727, which owned of record 5,819,138 shares (19.99% of the shares); Smith Barney, Inc., 388 Greenwich Street, 30th Floor, New York, New York 10013-2375, which owned 2,291,472 shares (7.87% of the shares); Prudential Securities, Inc., One York Plaza, Floor 8, New York, New York 10004, which owned 1,980,411 shares (6.80% of the shares); and AG Edwards & Sons, Inc., One North Jefferson Avenue, St. Louis, Missouri 63103, which owned 1,855,426 shares (6.37% of the shares).

     3. As of February 20, 1998, the trustees and officers of the Fund as a group owned less than 1% of the outstanding Shares. Item 20. Investment Advisory and Other Services.


      Reference is made to Item 9 of the Prospectus.

Item 21.  Brokerage Allocation and Other Practices.


      1 and 2. During the fiscal years ended October 31, 1995, 1996 and 1997, the Fund paid approximately $48,614, $14,004 and $93,433 respectively, in brokerage commissions. The Fund will not effect portfolio transactions through any broker (i) which is an affiliated person of the Fund, (ii) which is an affiliated person of such affiliated person or (iii) an affiliated person of which is an affiliated person of the Fund or its Adviser. There is no principal underwriter of shares of the Fund. As most purchases of portfolio securities made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. Transactions in foreign securities markets generally involve the payment of fixed brokerage commissions, which are usually higher than those in the United States. The Fund seeks to obtain prompt execution of orders at the most favorable net price.


      3. The Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement") contains provisions relating to the selection of brokers, dealers and futures commission merchants (collectively referred to as "brokers") for the Fund's portfolio transactions. The Adviser is authorized by the Advisory Agreement to employ brokers as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Adviser need not seek competitive bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. The Fund will not effect portfolio transactions through affiliates of the Adviser.

      Certain other investment companies advised by the Adviser and its affiliates have investment objectives and policies similar to those of the Fund. If possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Adviser or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. If transactions on behalf of more than one fund during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transactions in the security to which the option relates.

      Under the Advisory Agreement, if brokers are used for portfolio transactions, the Adviser may select brokers for their execution and/or research services, on which no dollar value can be placed. Information received by the Adviser for those other accounts may or may not be useful to the Fund. The commissions paid to such dealers may be higher than another qualified dealer would have charged if a good faith determination is made by the Adviser that the commission is reasonable in relation to the services provided. Subject to applicable regulations, sales of shares of the Fund and/or investment companies advised by the Adviser or its affiliates may also be considered as a factor in directing transactions to brokers, but only in conformity with the price, execution and other considerations and practices discussed above.

      Such research, which may be provided by a broker through a third party, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Adviser, to make available additional views for consideration and comparisons, and to enable the Adviser to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.


      4. During the fiscal years ended October 31, 1995, 1996 and 1997, $0, $0 and $509 were paid to brokers as commissions in return for research services.


      5.    Inapplicable.

Item 22.  Tax Status.

      Reference is made to Item 10 of the Prospectus.


Item 23. Financial Statements at fiscal year-end October 31, 1997.

INDEPENDENT AUDITORS' REPORT
Oppenheimer Multi-Sector Income Trust


The Board of Trustees and Shareholders of Oppenheimer Multi-Sector Income Trust:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Multi-Sector Income Trust as of October 31, 1997 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multi-Sector Income Trust as of October 31, 1997 the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.



/s/ KPMG PEAT MARWICK LLP

KPMG PEAT MARWICK LLP

Denver, Colorado
November 21, 1997

STATEMENT OF INVESTMENTS October 31, 1997
Oppenheimer Multi-Sector Income Trust


                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                          U.S. GOVERNMENT SECTOR -- 10.4%
TREASURY -- 10.3%
U.S. Treasury Bonds:
  11.875%, 11/15/03   . . . . . . . . . . . . . . . . . . . . . . . . .                 $ 2,130,000          $ 2,776,990
7.125%, 2/15/23(2)  . . . . . . . . . . . . . . . . . . . . . . . . .                   5,497,000            6,113,698
STRIPS, Zero Coupon, 6.85%, 2/15/19(3)  . . . . . . . . . . . . . . .                  11,000,000
2,908,015 U.S. Treasury Nts.:
  6%, 8/15/00   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     800,000              806,750
6.125%, 8/31/98   . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,151,000            1,156,396
6.25%, 2/15/03  . . . . . . . . . . . . . . . . . . . . . . . . . . .                     490,000              500,413
6.25%, 2/28/02(4)   . . . . . . . . . . . . . . . . . . . . . . . . .                     793,000              807,621   7%,
4/15/99(2)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13,455,000           13,711,493   7.50%,
10/31/99   . . . . . . . . . . . . . . . . . . . . . . . . . .                   3,000,000            3,104,064
                                                                                        -----------
                                                              31,885,440
                                      -----------

                                                        Date              Strike              Contracts
                    ------          -----------          -------------
                                                 CALL OPTIONS PURCHASED -- 0.1%
U.S. Treasury, 30 yr. Futures, 12/97 Call
  Opt.    . . . . . . . . . . . . . . . . . . . . .     11/97              $118                 180              230,625
                                                                                                 ----------- Total U.S. Government
Sector (Cost $31,498,519) . .                                                           32,116,065



                                                                                          Shares
                                     -------------
                    CONVERTIBLE SECTOR -- 1.4%
PREFERRED STOCKS -- 0.9%

merican Radio Systems Corp., 11.375% Cum. Exchangeable
  Preferred   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        6,170             735,772 CGA
Group Ltd., Preferred(5)(6)   . . . . . . . . . . . . . . . . . . .                       32,000             800,000
Crown American Realty Trust, 11% Cum. Non-Vtg. Preferred,
  Series A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        4,000             217,000 Del
Monte Foods Corp., 14% Preferred Stock(7) . . . . . . . . . . . . .                          250
250,625 Intermedia Communications, Inc., 13.50% Exchangeable
  Preferred Stock, Series B(7)  . . . . . . . . . . . . . . . . . . . .                          500             591,250
Spanish Broadcasting Systems, Inc., 14.25% Cum. Sr.
  Exchangeable Preferred Stock, Non-Vtg.(7)(8)  . . . . . . . . . . . .                          175
185,938                                                                                                              -----------
                                                                                                 2,780,585
                                                                       ----------- OTHER SECURITIES -- 0.4%
SD Warren Co., 14% Cum. Exchangeable, Series B(5)(6)  . . . . . . . . .                       25,000
1,156,250                                                                                                              -----------

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                    Units             See Note 1
                                          -------------       -------------
                                                 RIGHTS, WARRANTS AND CERTIFICATES -- 0.1%
American Communications Services, Inc. Wts., Exp. 11/05(6)  . . . . . .                          700
$    59,500 American Telecasting, Inc. Wts., Exp. 6/99(6) . . . . . . . . . . . . .                        4,750
             47 Ames Department Stores, Inc., Litigation Trust(6) . . . . . . . . . . .
128,889               1,289 Becker Gaming, Inc. Wts., Exp. 11/00(6) . . . . . . . . . . . . . . . .
    25,000               5,000 Cellular Communications International, Inc. Wts., Exp. 8/03(6)  . . . .
                 2,500              42,500 CGA Group Ltd. Wts., Exp. 12/49(6)  . . . . . . . . . . . . . . . . . .
                  32,000              16,000 Clearnet Communications, Inc. Wts., Exp. 9/05 . . . . . . . . . . .
 . .                          330               2,310 Foamex LP/JPS Automotive Corp. Wts., Exp. 7/99(6) . . .
 . . . . . . . .                        1,000              28,000 ICG Communications, Inc. Wts., Exp. 9/05(6) . .
 . . . . . . . . . . . .                        4,125              61,875 In-Flight Phone Corp. Wts., Exp. 8/02 . . . .
 . . . . . . . . . . . . .                          900                  -- NEXTLINK Communications, Inc. Wts., Exp.
2/09(6)  . . . . . . . . . . .                       15,000                 150 Orion Network Systems, Inc. Wts.,


Exp. 1/07 . . . . . . . . . . . . . .                          975              12,188 Protection One, Inc. Wts., Exp.
6/05(6) . . . . . . . . . . . . . . . .                        6,400              81,600 UNIFI Communications, Inc.
Wts., Exp. 3/07(6) . . . . . . . . . . . . .                          500               1,000 Wireless One, Inc. Wts.,
Exp. 10/00(6)  . . . . . . . . . . . . . . . .                        1,500                  15
                                                                   -----------
                                            311,474
               ----------- Total Convertible Sector (Cost $3,382,149)  . . . . . . . . . . . . . .
               4,248,309
-----------

                                                                                          Shares
                                   ----------------
                      CORPORATE SECTOR -- 36.6%
COMMON STOCKS -- 0.0%
Capital Gaming International, Inc.(5) . . . . . . . . . . . . . . . . .                           18                  --
Optel, Inc.(5)(6) . . . . . . . . . . . . . . . . . . . . . . . . . . .                          815                   8
                                                                                           -----------
                                                                          8
                                  -----------
                                                                                      Face Amount(1)
                                              ----------------
                               CORPORATE BONDS AND NOTES -- 36.6%
BASIC INDUSTRY -- 2.3%
Chemicals -- 1.1%
ICO, Inc., 10.375% Sr. Nts., 6/1/07(8)  . . . . . . . . . . . . . . . .                     $475,000
510,625 Laroche Industries, Inc., 9.50% Sr. Sub. Nts., 9/15/07(8) . . . . . . .                      750,000
           753,750 Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(8)  . . . .
  600,000             597,000 Sovereign Specialty Chemicals, Inc., 9.50% Sr. Sub. Nts., 8/1/07(8) . .
                   600,000             612,000 Sterling Chemicals, Inc., 11.75% Sr. Unsec. Sub. Nts.,
8/15/06  . . . .                      600,000             667,500
                                       -----------
              3,140,875
----------- Containers -- 0.4%
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05(6)  . . . .                      750,000
 813,750 U.S. Can Corp., 10.125% Sr. Sub. Nts., Series B, 10/15/06 . . . . . . .
250,000             265,000
-----------                                                                                                                1,078,750

STATEMENT OF INVESTMENTS (Continued)
Oppenheimer Multi-Sector Income Trust
                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                          Paper -- 0.1%
Four M Corp., 12% Sr. Nts., Series B, 6/1/06(6) . . . . . . . . . . . .                   $  300,000         $
321,000                                                                                                       ----------- Steel --
0.7%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06 . . . . . . . . . . . . . . .                      700,000
731,500 Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01  . . . . . . . . .                      525,000
         567,000 Keystone Consolidated Industries, Inc., 9.625% Sr. Nts., 8/1/07(8)  . .
900,000             918,000
-----------                                                                                                                2,216,500
                                                                                                    ----------- CONSUMER
RELATED -- 5.8%
Consumer Products -- 0.4%
Coleman Escrow Corp., Zero Coupon Sr. First Priority Disc. Nts.,   10.71%, 5/15/01(3)(8)   . . . .
 . . . . . . . . . . . . . . . . . . .                      800,000             516,000 Dyersburg Corp., 9.75% Sr. Sub.
Nts., 9/1/07(8) . . . . . . . . . . . .                      500,000             512,500 Revlon Worldwide Corp.,
Zero Coupon Sr. Sec. Disc. Nts.,
  10.947%, 3/15/01(3)   . . . . . . . . . . . . . . . . . . . . . . . .                      455,000             311,675
                                                                                                       -----------
                                                                              1,340,175
                                                    ----------- Food/Beverages/Tobacco -- 0.6%
CFP Holdings, Inc., 11.625% Gtd. Sr. Nts., Series B, 1/15/04  . . . . .                      600,000
 579,000 International Home Foods, Inc., 10.375% Sr. Sub. Nts., 11/1/06  . . . .
500,000             532,500 Windy Hill Pet Food, Inc., 9.75% Sr. Sub. Nts., 5/15/07 . . . . . . . .
           700,000             717,500
        -----------                                                                                                        1,829,000
                                                                                                          ----------- Healthcare --
0.7%
Integrated Health Services, Inc.:
  11% Sr. Sub. Nts., 4/30/06(12)  . . . . . . . . . . . . . . . . . . .                       15,000              15,900
9.50% Sr. Sub. Nts., 9/15/07(8)   . . . . . . . . . . . . . . . . . .                    1,200,000           1,245,000
Sun Healthcare Group, Inc., 9.50% Sr. Sub. Nts., 7/1/07(8)  . . . . . .                      800,000
812,000                                                                                                              -----------
                                                                                                 2,072,900
                                                                       ----------- Hotel/Gaming -- 2.7%
Arizona Charlie's, Inc., 12% First Mtg. Nts., Series B, 11/15/00(6)(9)                       550,000
   295,625 Capital Gaming International, Inc., Promissory Nts., 8/1/95(9)  . . . .
5,500                  -- Capitol Queen & Casino, Inc., 12% First Mtg. Nts., Series A,


11/15/00(6)(9)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                      200,000              28,500 Capstar
Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07(8)  . . . . . . . . . .                      875,000             884,844
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., 8/15/03 . . . . .                      750,000
   716,250 Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03  . . . . . .
250,000             265,625 HMH Properties, Inc., 9.50% Sr. Sec. Nts., Series B, 5/15/05  . . . . .
               500,000             517,500 Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07(8)  . .
 . . . . . .                    1,000,000           1,025,000 Mohegan Tribal Gaming Authority, 13.50% Sr.
Sec. Nts.,
  Series B, 11/15/02  . . . . . . . . . . . . . . . . . . . . . . . . .                      900,000           1,156,500

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                          Hotel/Gaming (Continued)
Rio Hotel & Casino, Inc., 9.50% Gtd. Sr. Sub. Nts., 4/15/07 . . . . . .                   $  500,000
$   522,500 Showboat Marina Casino Partnership/Showboat Marina
  Finance Corp., 13.50% First Mtg. Nts., Series B, 3/15/03  . . . . . .                    1,000,000
1,147,500 Signature Resorts, Inc., 9.75% Sr. Nts., 10/1/07(8) . . . . . . . . . .                      530,000
           537,950 Station Casinos, Inc., 10.125% Sr. Sub. Nts., 3/15/06 . . . . . . . . .
1,325,000           1,358,125
-----------                                                                                                                8,455,919
                                                                                                    ----------- Restaurants -- 0.1%
Ameriking, Inc., 10.75% Sr. Nts., 12/1/06 . . . . . . . . . . . . . . .                      230,000
244,375                                                                                                              -----------
Textile/Apparel -- 1.3%
CMI Industries, Inc., 9.50% Sr. Sub. Nts., 10/1/03(6) . . . . . . . . .                      575,000
563,500 Consoltex Group, Inc., 11% Gtd. Sr. Sub. Nts., Series B, 10/1/03(6) . .
500,000             527,500 Dan River, Inc., 10.125% Sr. Sub. Nts., 12/15/03  . . . . . . . . . . .
        800,000             854,000 Tultex Corp., 9.625% Sr. Nts., 4/15/07  . . . . . . . . . . . . . . . .
           700,000             722,750 WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05  . . . .
 . . .                      750,000             791,250 William Carter Co., 10.375% Sr. Sub. Nts., Series A,
12/1/06  . . . . .                      500,000             527,500
                                         -----------
                3,986,500


----------- ENERGY -- 3.2%
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07(8)  . . . . . . . .                    1,310,000
1,342,750 Canadian Forest Oil Ltd., 8.75% Sr. Sub. Nts., 9/15/07(8) . . . . . . .
90,000              89,749 Chesapeake Energy Corp.:
  12% Gtd. Sr. Exchangeable Nts., 3/1/01  . . . . . . . . . . . . . . .                    1,000,000
1,080,000   9.125% Sr. Nts., 4/15/06  . . . . . . . . . . . . . . . . . . . . . .                      700,000
724,500 Dailey International, Inc., 9.75% Gtd. Sr. Unsec. Nts.,
  8/15/07(8)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      500,000             522,500
Forcenergy, Inc.:
  8.50% Sr. Sub. Nts., Series B, 2/15/07  . . . . . . . . . . . . . . .                      250,000
250,000   9.50% Sr. Sub. Nts., 11/1/06  . . . . . . . . . . . . . . . . . . . .                      540,000
568,350 Gothic Energy Corp., Units (each unit consists of $1,000 principal amount of 0%/12.25% sr. disc. nts., 9/1/04
  and 14 warrants to purchase one ordinary share)(8)(10)(11)  . . . . .                      725,000
772,125 J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06 . . . . . . . . . .
275,000             292,875 Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06(11) .
 .                    1,000,000             805,000 National Energy Group, Inc., 10.75% Sr. Nts., 11/1/06 .
 . . . . . . . .                      100,000             104,000 Petroleum Heat & Power Co., Inc., 9.375%
Sub. Debs., 2/1/06(6)  . . . .                      500,000             465,000 Pogo Producing Co., 8.75%
Sub. Nts., 5/15/07  . . . . . . . . . . . . .                      900,000             918,000 Statia Terminals
International/Statia Terminals (Canada), Inc.,   11.75% First Mtg. Nts., Series B, 11/15/03  . . . . .
 . . . . . . . .                      200,000             213,000

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                           ENERGY (CONTINUED)
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07(8) . . . . . . . . . .                   $1,400,000
$1,396,500 Wiser Oil Co., 9.50% Sr. Sub. Nts., 5/15/07 . . . . . . . . . . . . . .                      385,000
          385,000                                                                                                         ----------
                                                                                                           9,929,349
                                                                                  ---------- FINANCIAL SERVICES -- 2.6%
Banks & Thrifts -- 0.4%
First Nationwide Holdings, Inc., 10.625% Sr. Sub. Nts., 10/1/03 . . . .                      530,000


   585,650 Western Financial Bank, 8.875% Sub. Bonds, 8/1/07 . . . . . . . . . . .
725,000             728,335
----------                                                                                                                1,313,985
                                                                                                 ---------- Diversified Financial --
2.2%
Americredit Corp., 9.25% Sr. Nts., 2/1/04 . . . . . . . . . . . . . . .                      190,000
190,950 Amresco, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04  . . . . . . . .
400,000             420,000 Emergent Group, Inc., 10.75% Sr. Nts., 9/15/04(8) . . . . . . . . . . .
          925,000             911,125 Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec. Nts.,
Series B, 4/1/02  . . . . . . . . . . . . . . . . . . . . . . . . . .                      750,000             800,625
Shoshone Partners Loan Trust, 7.375% Sr. Nts., 5/31/02(6)(12) . . . . .                    4,225,000
   4,339,778                                                                                                             ----------
                                                                                                       6,662,478
                                                                              ---------- HOUSING RELATED -- 0.9%
Building Materials -- 0.4%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B,   12/15/06  . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . .                      300,000             306,000 Nortek, Inc.:
  9.125% Sr. Nts., 9/1/07(8)  . . . . . . . . . . . . . . . . . . . . .                      400,000             404,000
9.25% Sr. Nts., Series B, 3/15/07 . . . . . . . . . . . . . . . . . .                      600,000             610,500
                                                                                                           ----------
                                                                                 1,320,500
                                                        ---------- Homebuilders/Real Estate -- 0.5%
Continental Homes Holding Corp., 10% Gtd. Unsec. Bonds,
  4/15/06   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      180,000             189,900
Hovnanian K. Enterprises, Inc., 11.25% Gtd. Sub. Nts., 4/15/02  . . . .                      250,000
   261,875 Standard Pacific Corp., 8.50% Sr. Nts., 6/15/07 . . . . . . . . . . . .                    1,000,000
         1,010,000                                                                                                        ----------
                                                                                                             1,461,775
                                                                                    ---------- MANUFACTURING -- 4.6%
Aerospace -- 0.9%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05(6) . . . . . . . .                    1,360,000
1,462,000 Amtran, Inc., 10.50% Sr. Nts., 8/1/04(8)  . . . . . . . . . . . . . . .                      900,000
      911,250

Oppenheimer Multi-Sector Income Trust



                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                           Aerospace (Continued)
Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts.,   Cl. B, 6/15/04(6)   . . . . . . . . . . . .
 . . . . . . . . . . . . .                   $  490,315          $  505,662
                                              ----------
                    2,878,912
---------- Automotive -- 1.2%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., 7/15/07(8)  . . . . .                      800,000
 836,000 Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06 . . .
700,000             798,000 Hayes Wheels International, Inc., 9.125% Sr. Sub. Nts., 7/15/07 . . . .
                600,000             618,000 Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07 . .
 . . . .                      750,000             785,625 Oxford Automotive, Inc., 10.125% Sr. Sub. Nts.,
6/15/07(8)  . . . . . .                      500,000             525,000
                                                 ----------
                       3,562,625
---------- Capital Goods -- 2.5%
Burke Industries, Inc., 10% Sr. Nts., 8/15/07(8)  . . . . . . . . . . .                      700,000
728,000 Clark-Schwebel, Inc.:
  10.50% Sr. Nts., 4/15/06  . . . . . . . . . . . . . . . . . . . . . .                      250,000             271,250
12.50% Debs., 7/15/07(7)(8)   . . . . . . . . . . . . . . . . . . . .                      689,910             762,351
Farley, Inc., Zero Coupon Sub. Debs., 14.146%, 12/30/12(3)(6) . . . . .                      198,000
     24,930 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,   8/1/07(8)   . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . .                      950,000             985,625 Insilco Corp., 10.25% Sr. Sub.
Nts., 8/15/07(8) . . . . . . . . . . . .                      800,000             840,000 International Wire Group,
Inc., 11.75% Sr. Sub. Nts., Series B,   6/1/05(8)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    700,000             768,250 Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06 . . . . . . . .
             1,000,000           1,130,000 Roller Bearing Co. (America), 9.625% Sr. Sub. Nts.,
6/15/07(6)  . . . .                      500,000             505,000 Synthetic Industries, Inc., 9.25% Sr. Sub.
Nts., 2/15/07  . . . . . . .                      250,000             256,250 Titan Wheel International, Inc.,
8.75% Sr. Sub. Nts., 4/1/07  . . . . .                      900,000             936,000 Unifrax Investment
Corp., 10.50% Sr. Nts., 11/1/03(6) . . . . . . . . .                      525,000             539,437
                                                                                           ----------
                                                                 7,747,093
                                        ---------- MEDIA -- 5.4%
Broadcasting -- 1.9%
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07  . . .                      900,000
  909,000 Chancellor Radio Broadcasting Co., 8.75% Sr. Sub. Nts., 6/15/07(8)  . .
700,000             707,000 Jacor Communications Co.:
  8.75% Gtd. Sr. Sub. Nts., 6/15/07(8)  . . . . . . . . . . . . . . . .                      465,000
467,325   9.75% Gtd. Unsec. Sr. Sub. Nts., 12/15/06 . . . . . . . . . . . . . .                      250,000
     267,500 Radio One, Inc., 7% Sr. Sub. Nts., 5/15/04(8)(13) . . . . . . . . . . .
700,000             675,500 SFX Broadcasting, Inc., 10.75% Sr. Sub. Nts., Series B, 5/15/06 . . . .
                 800,000             876,000 Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05  .


 . . . . .                      700,000             736,750

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                           Broadcasting (Continued)
Spanish Broadcasting Systems, Inc., 11% Sr. Nts., 3/15/04 . . . . . . .                   $  475,000
$  515,375 Young Broadcasting, Inc., 9% Sr. Sub. Nts., Series B, 1/15/06 . . . . .
500,000             496,250
----------                                                                                                                5,650,700
                                                                                                    ---------- Cable Television --
1.9%
Adelphia Communications Corp.:
  9.25% Sr. Nts., 10/1/02(8)  . . . . . . . . . . . . . . . . . . . . .                      800,000             796,000
9.875% Sr. Nts., Series B, 3/1/07 . . . . . . . . . . . . . . . . . .                      800,000             824,000
Cablevision Systems Corp., 9.875% Sr. Sub. Nts., 5/15/06  . . . . . . .                    1,000,000
1,070,000 EchoStar DBS Corp., 12.50% Gtd. Nts., 7/1/02(8) . . . . . . . . . . . .
500,000             533,750 EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec. Disc. Nts.,
 3/15/04(11)   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      750,000             596,250
FrontierVision Holdings LP, 0%/11.875% Sr. Disc. Nts.,
  9/15/07(8)(11)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                      485,000             333,437
Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,   Series B, 11/1/03(12) . . . . . . . . . .
 . . . . . . . . . . . . . .                      250,000             265,000 Marcus Cable Operating Co. LP/Marcus
Cable Capital Corp.,
  0%/13.50% Gtd. Sr. Sub. Disc. Nts., Series II, 8/1/04(11) . . . . . .                      750,000
678,750 Optel, Inc., 13% Sr. Nts., Series B, 2/15/05  . . . . . . . . . . . . .                      440,000
   455,400 TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07(8)  .
390,000             403,650
----------                                                                                                                5,956,237
                                                                                                    ---------- Diversified Media --
1.2%
Hollywood Theaters, Inc., 10.625% Sr. Sub. Nts., 8/1/07(8)  . . . . . .                      475,000
 501,125 ITT Publimedia BV, 9.375% Sr. Sub. Nts., 9/15/07(8) . . . . . . . . . .
570,000             584,250 Katz Media Corp., 10.50% Sr. Sub. Nts., Series B, 1/15/07 . . . . . . .


              735,000             810,338 Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07(8) . . . .
 . . . .                      875,000             883,750 Outdoor Systems, Inc., 8.875% Sr. Sub. Nts.,
6/15/07  . . . . . . . . .                      500,000             513,750 Universal Outdoor, Inc., 9.75% Sr.
Sub. Nts., 10/15/06  . . . . . . . .                      500,000             557,500
                                                                   ----------
                                         3,850,713
                ---------- Publishing/Printing -- 0.4%
Hollinger International Publishing, Inc.:
  9.25% Gtd. Sr. Sub. Nts., 2/1/06  . . . . . . . . . . . . . . . . . .                      500,000             516,250
 9.25% Gtd. Sr. Sub. Nts., 3/15/07 . . . . . . . . . . . . . . . . . .                      500,000             517,500
                                                                                                             ----------
                                                                                   1,033,750
                                                          ---------- OTHER -- 1.3%
Conglomerates -- 0.1%
Maxxam Group, Inc., 0%/12.25% Sr. Sec. Disc. Nts., 8/1/03(11) . . . . .                      250,000
      243,438                                                           --------

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                           Environmental -- 0.2%
Allied Waste Industries, Inc., 0%/11.30% Sr. Disc. Nts., 6/1/07(8)(11)                    $  500,000
   $  340,000 Allied Waste North America, Inc., 10.25% Sr. Sub. Nts., 12/1/06 . . . .
200,000             216,500
----------                                                                                                                  556,500
                                                                                                   ---------- Services -- 1.0%
Borg-Warner Security Corp., 9.625% Sr. Sub. Nts., 3/15/07 . . . . . . .                      700,000
  724,500 Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(6)(11) . . . . . . . . .
500,000             395,000 Energy Corp. of America, 9.50% Sr. Sub. Nts., Series A, 5/15/07 . . . .
                  440,000             442,200 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts.,
2/15/09 . . . .                      500,000             493,750 Protection One Alarm Monitoring, Inc.,
0%/13.625% Sr. Disc.   Nts., 6/30/05(11)   . . . . . . . . . . . . . . . . . . . . . . . . .
1,100,000           1,171,500
 ----------                                                                                                                3,226,950


                                                                                                     ---------- RETAIL -- 1.3%
Specialty Retailing -- 0.5%
Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03  . . . . . . .                      165,000
179,850 Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03(6)  . . . . . . . .                      250,000
           263,750 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07(6) . . . . . . . . .
775,000             763,375 Specialty Retailers, Inc., 9% Gtd. Sr. Sub. Nts., 7/15/07 . . . . . . .
         400,000             408,000
       ----------                                                                                                    1,614,975
                                                                                       ---------- Supermarkets --
0.8%
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., 7/31/07(8) . . . . . . . . .                    1,000,000
1,060,000 Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., 7/1/07(8) . . . . .
850,000             845,750 Stater Brothers Holdings, Inc., 9% Sr. Sub. Nts., 7/1/04(8) . . . . . .
            700,000             705,250
          ----------
2,611,000                                                                                                               ----------
TECHNOLOGY -- 7.3%
Information Technology -- 4.2%
CellNet Data Systems, Inc., 0%/13% Sr. Disc. Nts., 6/15/05(6)(11) . . .                      400,000
     276,000 Cellular Communications International, Inc., Zero Coupon
  Sr. Disc. Nts., 11.467%, 8/15/00(3) . . . . . . . . . . . . . . . . .                    1,000,000
795,000 Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03(11) . . . . . . .
1,250,000           1,237,500 DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07(8)  . . . . . . . . . . .
            465,000             460,931 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07  . . . . . . . . . . . . . .
                600,000             609,000 Globalstar LP/Globalstar Capital Corp., 11.25% Sr. Nts.,
6/15/04  . . .                      500,000             490,000 Microcell Telecommunications, Inc.,
0%/14% Sr. Disc. Nts.,   Series B, 6/1/06(11)  . . . . . . . . . . . . . . . . . . . . . . . .
900,000             603,000 Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts.,
6/1/06(11)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      775,000             587,063 Nextel
Communications, Inc., 0%/9.75% Sr. Disc. Nts.,
  10/31/07(8)(11)   . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,050,000           1,142,875

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value


                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                          Information Technology (Continued)
Omnipoint Corp.:
  11.625% Sr. Nts., 8/15/06   . . . . . . . . . . . . . . . . . . . . .                   $  290,000         $   300,150
11.625% Sr. Nts., Series A, 8/15/06 . . . . . . . . . . . . . . . . .                    1,150,000
1,190,250 Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts.,
  1/15/07(11)   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      975,000             721,500 Pierce
Leahy Corp., 11.125% Sr. Sub. Nts., 7/15/06  . . . . . . . . . .                      664,000
753,640 Price Communications Cellular Holdings, Inc., Units (each unit   consists of $1,000
principal amount of 0%/13.50% sr. sec.   disc. nts., 8/1/07 and 3.44 warrants to purchase one
ordinary   share)(8)(10)(11)   . . . . . . . . . . . . . . . . . . . . . . . . .                    1,000,000
595,000 Sprint Spectrum LP/Sprint Spectrum Finance Corp.:
  0%/12.50% Sr. Disc. Nts., 8/15/06(11) . . . . . . . . . . . . . . . .                      500,000
380,000   11% Sr. Nts., 8/15/06   . . . . . . . . . . . . . . . . . . . . . . .                      500,000
553,750 Teletrac, Inc., Units (each unit consists of $1,000 principal   amount of 14% sr. nts.,
8/1/07 and one warrant to buy
  .537495 ordinary shares)(6)(10)   . . . . . . . . . . . . . . . . . .                      375,000             380,625
Tracor, Inc., 8.50% Sr. Sub. Nts., 3/1/07 . . . . . . . . . . . . . . .                      750,000
766,875 Unisys Corp., 11.75% Sr. Nts., 10/15/04 . . . . . . . . . . . . . . . .                      500,000
    567,500 Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07(8)  . . . . . . . . . . .
800,000             820,000
-----------                                                                                                               13,230,659
                                                                                                     -----------
Telecommunications/Technology -- 3.1%
American Communications Services, Inc., 13.75% Sr. Nts.,
  7/15/07(8)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      470,000             528,750 BTI
Telecom Corp., 10.50% Sr. Nts., 9/15/07(8)  . . . . . . . . . . . .                      470,000
470,000 GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(11) . . . . . .
1,000,000             715,000 ICG Holdings, Inc.:
  0%/12.50% Gtd. Sr. Sec. Disc. Nts., 5/1/06(11)  . . . . . . . . . . .                      900,000
664,875   0%/13.50% Sr. Disc. Nts., 9/15/05(11) . . . . . . . . . . . . . . . .                      475,000
    379,406 Intermedia Communications, Inc.:
  0%/11.25% Sr. Disc. Nts., 7/15/07(11) . . . . . . . . . . . . . . . .                      800,000
532,000   8.875% Sr. Nts., 11/1/07(8)   . . . . . . . . . . . . . . . . . . . .                      225,000
221,625 IXC Communications, Inc., 12.50% Sr. Nts., Series B, 10/1/05  . . . . .
350,000             399,000 McLeodUSA, Inc.:
  0%/10.50% Sr. Disc. Nts., 3/1/07(11)  . . . . . . . . . . . . . . . .                      500,000
347,500   9.25% Sr. Nts., 7/15/07(8)  . . . . . . . . . . . . . . . . . . . . .                      200,000
205,000 MGC Communications, Inc., Units (each unit consists of $1,000   principal amount of
13% sr. sec. nts., 10/1/04 and one warrant to   purchase 8.07 shares of common stock at $0.01
per share)(8)(10) . . .                      885,000             876,150 NEXTLINK Communications, Inc.,
9.625% Sr. Nts., 10/1/07 . . . . . . . .                      750,000             753,750 NTL, Inc., 10% Sr.
Nts., 2/15/07  . . . . . . . .. . . . . . . . .                      250,000             258,750

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                        Telecommunications/Technology (Continued)
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts.,   10/15/07(8)(11)   . . . . . . .
 . . . . . . . . . . . . . . . . . . .               $    1,600,000       $   1,032,000 Teleport Communications
Group, Inc., 0%/11.125% Sr. Disc. Nts.,   7/1/07(11)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         2,000,000           1,577,500 UNIFI Communications, Inc., 14% Sr. Nts., 3/1/04  . . . . . . . . .
 . .                      500,000             472,500
                    -------------
9,433,806                                                                                                            -------------
TRANSPORTATION -- 1.2%
Railroads -- 0.4%
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc.   Nts., Series B,
12/15/03(11)  . . . . . . . . . . . . . . . . . . . .                    1,500,000           1,286,250
                                                                                ------------- Shipping -- 0.5%
Navigator Gas Transport plc:
  10.50% First Priority Ship Mtg. Nts., 6/30/07(8)  . . . . . . . . . .                    1,250,000
1,343,750   Units (each unit consists of $1,000 principal amount of 12%     second priority ship
mtg. nts., 6/30/07 and 7.66
    warrants)(8)(10)  . . . . . . . . . . . . . . . . . . . . . . . . .                      250,000             276,250
                                                                                                 -------------
                                                                          1,620,000
                                              ------------- Trucking -- 0.3%
Coach USA, Inc., 9.375% Gtd. Sr. Sub. Nts., 7/1/07(8) . . . . . . . . .                      925,000
938,875                                                                                                            -------------
UTILITIES -- 0.7%
Electric Utilities -- 0.7%
AES Corp., 8.375% Sr. Sub. Nts., 8/15/07  . . . . . . . . . . . . . . .                      480,000
470,400 Calpine Corp., 10.50% Sr. Nts., 5/15/06(6)  . . . . . . . . . . . . . .                      700,000
     759,500 El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11  . . . .
800,000             888,000
-------------                                                                                                              2,117,900
                                                                                                     -------------
                                                                            112,934,464


                                                    ------------- Total Corporate Sector ($112,337,203) . . . . . . . . .
 . . . . . . . .                                      112,934,472
                             ------------- INTERNATIONAL SECTOR -- 25.2%
CORPORATE BONDS AND NOTES -- 7.6%
BASIC INDUSTRY -- 0.9%
Metals/Mining -- 0.0%
Royal Oak Mines, Inc., 11% Sr. Sub. Nts., Series B, 8/15/06 . . . . . .                       35,000
 30,975                                                                                                            -------------

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                           Paper -- 0.6%
Ainsworth Lumber Ltd., 12.50% Sr. Sec. Nts., 7/15/07(7)(8)  . . . . . .               $      410,000
$  416,150 APP International Finance Co. BV, 11.75% Gtd. Sec. Nts., 10/1/05  . . .
450,000             451,125 Indah Kiat International Finance Co. BV, 11.875% Gtd. Sr. Sec. Nts.,
6/15/02   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      273,000             279,825 Pindo
Deli Finance Mauritius Ltd., 10.75% Gtd. Nts., 10/1/07(6) . . . .                      455,000
423,150 Tjiwi Kimia International Finance Co. BV, 13.25% Gtd. Sr. Nts., 8/1/01
355,000             370,620
----------                                                                                                                1,940,870
                                                                                                    ---------- Steel -- 0.3%
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05  . . . . . . . . .                      700,000
808,500                                                                                                               ----------
CONSUMER RELATED -- 0.3%
Textile/Apparel -- 0.3%
Polysindo International Finance Co. BV, 11.375% Gtd. Sec. Nts., 6/15/06                      250,000
         255,625 PT Polysindo Eka Perkasa, Zero Coupon Promissory Nts., 30.945%,
3/16/98(3)(IDR)   . . . . . . . . . . . . . . . . . . . . . . . . . .                3,000,000,000             739,863
                                                                                                       ----------
                                                                               995,488 FINANCIAL SERVICES -- 1.0%
Banks & Thrifts -- 0.2%
Banco de Colombia, 5.20% Cv. Jr. Unsec. Sub. Nts., 2/1/99 . . . . . . .                      550,000
  576,125                                                                                                               ----------


Diversified Financial -- 0.5%
Bakrie Investindo, Zero Coupon Promissory Nts., 17.246%,
  3/16/98(3)(IDR)   . . . . . . . . . . . . . . . . . . . . . . . . . .                3,160,000,000             768,725
Pycsa Panama SA, 10.28% Sr. Sec. Bonds, 12/15/12(6) . . . . . . . . . .                      875,000
 813,750                                                                                                               ----------
                                                                                                  1,582,475
                                                                         ---------- Insurance -- 0.3%
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03 . . . . . . . . . . .                    1,000,000
1,040,000                                                                                                               ----------
HOUSING RELATED -- 0.3%
Homebuilders/Real Estate -- 0.3%
International de Ceramica SA, 9.75% Gtd. Unsec. Unsub. Nts.,   8/1/02(6)   . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .                      970,000             911,800
                                             ---------- MEDIA -- 1.6%
Broadcasting -- 0.1%
Conecel Holdings Ltd., Units (each unit consists of $1,000 principal   amount of 14% sec. nts.,
10/1/00 and one warrant to buy class B   common stock)(6)(10)  . . . . . . . . . . . . . . . . . . . . . . . .
                 355,000             358,550
               ----------

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                           Cable Television -- 0.2%
Rogers Communications, Inc., 8.875% Sr. Nts., 7/15/07 . . . . . . . . .                   $  675,000
$  669,937                                                                                                               ----------
Diversified Media -- 0.8%
ITT Promedia CVA, 9.125% Sr. Sub. Nts., 9/15/07(8)(DEM) . . . . . . . .                    4,000,000
      2,358,885                                                                                                           ----------
Entertainment/Film -- 0.3%
Imax Corp., 10% Sr. Nts., 3/1/01  . . . . . . . . . . . . . . . . . . .                    1,000,000
1,055,000
----------
Publishing/Printing -- 0.2%
Sun Media Corp., 9.50% Sr. Sub. Nts., 2/15/07 . . . . . . . . . . . . .                      645,000

83,700                                                                                                               ----------
OTHER -- 0.2%
Conglomerates -- 0.2%
Mechala Group Jamaica Ltd.:
  12% Bonds, 2/15/02(6)   . . . . . . . . . . . . . . . . . . . . . . .                      200,000             194,000
12.75% Bonds, 12/30/99  . . . . . . . . . . . . . . . . . . . . . . .                      600,000             570,000
                                                                                                         ----------
                                                                                 764,000
                                                     ---------- TECHNOLOGY -- 2.3%
Information Technology -- 1.1%
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts.,
  12/15/05(11)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      615,000             473,550
Comunicacion Celular SA, 0%/13.125% Sr. Deferred Coupon
  Bonds, 11/15/03(11)   . . . . . . . . . . . . . . . . . . . . . . . .                    1,875,000           1,415,625
Consorcio Ecuatoriano:
  14% Nts., 5/1/02(6)   . . . . . . . . . . . . . . . . . . . . . . . .                      630,000             642,600
14% Nts., 5/1/02  . . . . . . . . . . . . . . . . . . . . . . . . . .                      185,000             188,700
Microcell Telecommunications, Inc., 0%/11.125% Sr. Disc. Nts.,   10/15/07(8)(11)(CAD)    . . . .
 . . . . . . . . . . . . . . . . . . .                    1,810,000             712,969
                                                         ----------
                               3,433,444
      ---------- Telecommunications/Technology -- 1.2%
Call-Net Enterprises, Inc., 0%/9.27% Sr. Disc. Nts., 8/15/07(11)  . . .                      825,000
  548,625 Colt Telecom Group plc, Units (each unit consists of $1,000   principal amount of
0%/12% sr. disc. nts., 12/15/06 and one   warrant to purchase 7.8 ordinary shares)(10)(11)  . . . . .
 . . . . .                      900,000             679,500 Diamond Cable Communications plc, 0%/11.75%
Sr. Disc. Nts.,   12/15/05(11)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,500,000
1,856,250 Telewest Communications plc, 0%/11% Sr. Disc. Debs., 10/1/07(11)  . . .
1,000,000             745,000
----------                                                                                                                3,829,375

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value


                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                          TRANSPORTATION -- 0.4%
Trucking -- 0.4%
Road King Infrastructure Finance (1997) Ltd., 9.50% Gtd. Unsec.   Unsub. Bonds, 7/15/07(6)  . .
 . . . . . . . . . . . . . . . . . . . .                   $1,200,000         $ 1,119,000
                                                                                                           ----------- UTILITIES --
1.1%
Electric Utilities -- 1.0%
Panda Global Energy Co., 12.50% Sr. Nts., 4/15/04(6)  . . . . . . . . .                      900,000
868,500                                                                                                              ----------- Gas
Utilities -- 0.1%
CE Casecnan Water & Energy, Inc., 11.45% Sr. Nts., Series A, 11/15/05 .                      300,000
          312,750                                                                                                        -----------
                                                                                                          23,339,374
                                                                                  ----------- FOREIGN GOVERNMENT
OBLIGATIONS -- 11.2%
Argentina -- 0.2%
Banco Hipotecario Nacional (Argentina) Medium-Term Nts.,
  10.625%, 8/7/06(14)   . . . . . . . . . . . . . . . . . . . . . . . .                      700,000             714,000
                                                                                                       ----------- Australia -- 0.4%
Queensland Treasury Corp. Exchangeable Gtd. Nts.:
  8%, 5/14/03 (AUD)   . . . . . . . . . . . . . . . . . . . . . . . . .                      210,000             163,127
8%, 8/14/01 (AUD)   . . . . . . . . . . . . . . . . . . . . . . . . .                       95,000              72,297
Treasury Corp. of Victoria Gtd. Bonds, 8.25%, 10/15/03 (AUD)  . . . . .                    1,220,000
       957,846                                                                                                           -----------
                                                                                                        1,193,270
                                                                              ----------- Canada -- 0.2%
Canada (Government of) Bonds, 5.50%, 9/1/02 (CAD) . . . . . . . . . . .                      920,000
  667,782                                                                                                              -----------
Cayman Islands -- 0.4%
Pera Financial Services Sec. Nts., 9.375%, 10/15/02(8)  . . . . . . . .                    1,270,000
1,189,037                                                                                                              -----------
Colombia -- 0.2%
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27 . . . . . .                      200,000
      184,248 Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06 . . . . . . . .
300,000             302,812
-----------                                                                                                                  487,060
                                                                                                   ----------- Germany -- 1.2%
Germany (Republic of) Bonds:
  6.50%, 7/15/03 (DEM)  . . . . . . . . . . . . . . . . . . . . . . . .                    2,300,000           1,420,769
Series 123, 4.50%, 5/17/02 (DEM)  . . . . . . . . . . . . . . . . . .                    3,185,000
1,822,007   Series JA07, Zero Coupon, 4.255%, 1/4/01(3) (DEM) . . . . . . . . . .
470,000             235,986   Series JA07, Zero Coupon, 5.747%, 1/4/07(3) (DEM) . . . . . . . . . .
                95,000              33,262   Series JL07, Zero Coupon, 5.66%, 7/4/07(3) (DEM)  . . . . . .


 . . . .                      510,000             172,738
                          -----------
 3,684,762                                                                                                              -----------

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                           Great Britain -- 1.0%
United Kingdom Treasury Nts:
  13%, 7/14/00 (GBP)  . . . . . . . . . . . . . . . . . . . . . . . . .                      315,000          $  605,972
8%, 6/10/03 (GBP)   . . . . . . . . . . . . . . . . . . . . . . . . .                    1,360,000           2,420,272
                                                                                                       ----------
                                                                             3,026,244
                                                    ---------- Italy -- 1.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,   12%, 1/1/02 (ITL)   . . . . . . . .
 . . . . . . . . . . . . . . . . .                4,210,000,000           3,045,627
                                                         ---------- Ivory Coast -- 0.2%
Ivory Coast (Government of) Past Due Interest Bonds,
  12/29/49(13)(15)  . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,770,000             652,687
                                                                                                      ---------- Jordan -- 0.7%
Hashemite (Kingdom of Jordan) Bonds, Series DEF, 4%, 12/23/23(13) . . .
1,250,000             800,000 Hashemite (Kingdom of Jordan) Disc. Bonds, 6.75%, 12/23/23(12)  . .
 . .                    1,750,000           1,421,875
                        ----------
2,221,875                                                                                                               ----------
Mexico -- 0.2%
Petroleos Mexicanos Debs., 14.50%, 3/31/06  . . . . . . . . . . . . . .                      280,000
605,697                                                                                                               ----------
Moldova -- 0.2%
Moldova (Republic of) Sr. Unsub. Nts., 8.465%, 12/10/99(12) . . . . . .                      550,000
    550,344                                                                                                          ---------- New
Zealand -- 0.9%
National Bank of New Zealand, New Zealand Dollar Bank Bill,   Zero Coupon, 7.594%,
12/10/97(3)(16) (NZD)  . . . . . . . . . . . . .                    3,885,000           2,403,870 New Zealand


(Government of) Bonds, 8%, 11/15/06 (NZD) . . . . . . . . .                      630,000             431,889
                                                                                                            ----------
                                                                                  2,835,759
                                                         ---------- Norway -- 0.4%
Norway (Government of) Bonds, 9.50%, 10/31/02 (NOK) . . . . . . . . . .                    6,330,000
    1,065,610                                                                                                            ----------
Pakistan -- 0.4%
Pakistan (Republic of) Debs., 11.50%, 12/22/99  . . . . . . . . . . . .                       64,000
66,880 Pakistan (Republic of) Bonds, 9.946%, 5/30/00(12) . . . . . . . . . . .                    1,090,000
        1,106,350                                                                                                         ----------
                                                                                                            1,173,230
                                                                                   ---------- Peru -- 0.3%  . . . . .. . . . . . . .
 . . . . . . . . . . . . . Peru (Republic of) Front-Loaded Interest Reduction Bonds, 3.25%, 3/7/17(13)  .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,760,000             893,200
                                                                                      ---------- Romania -- 0.2%
Romania (Government of) Bonds, 7.75%, 6/17/02 (DEM) . . . . . . . . . .                    1,349,000
      754,386
                                           ----------

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                           Russia -- 0.4%
Ministry of Finance (Russian Government) Debs., 9%, 3/25/04 (DEM) . . .                    1,275,000
        $  711,152 SBS Agro Finance BV Bonds, 10.25%, 7/21/00  . . . . . . . . . . . . . .
670,000             654,088
----------                                                                                                                1,365,240
                                                                                                    ---------- South Africa -- 1.4%
South Africa (Republic of) Bonds:
  Series 150, 12%, 2/28/05 (ZAR)  . . . . . . . . . . . . . . . . . . .                   12,571,150
2,322,402   Series 162, 12.50%, 1/15/02 (ZAR) . . . . . . . . . . . . . . . . . .                    6,980,980
    1,360,339   Series 175, 9%, 10/15/02 (ZAR)  . . . . . . . . . . . . . . . . . . .                    3,666,620
        615,383                                                                                                           ----------
                                                                                                         4,298,124
                                                                                ---------- Spain -- 0.2%


Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado,   12.25%, 3/25/00 (ESP)   . . . .
 . . . . . . . . . . . . . . . . . . .                   94,240,000             747,558
                                                          ---------- Sweden -- 0.5%
Sweden (Kingdom of) Bonds, Series 1033, 10.25%, 5/5/03 (SEK)  . . . . .                   10,600,000
        1,691,799                                                                                                         ----------
Turkey -- 0.5%
Export Credit Bank of Turkey Bonds, 8.352%, 8/18/00(12) . . . . . . . .                      640,000
   632,800 Halkbank Turkiye Halk Bonds, 8%, 2/26/02 (DEM)  . . . . . . . . . . . .
1,670,000             907,212
----------                                                                                                                1,540,012
                                                                                                    ---------- Venezuela -- 0.1%
Venezuela (Republic of) Disc. Bonds, Series DL, 6.75%, 12/18/07(12) . .                      500,000
        433,750                                                                                                           ----------
                                                                                                        34,837,053
                                                                                 ---------- LOAN PARTICIPATIONS --
0.4%
Morocco (Kingdom of) Loan Participation Agreement,
  Tranche B, 6.812%, 1/1/04(12)   . . . . . . . . . . . . . . . . . . .                      764,705
698,750 Trinidad & Tobago Loan Participation Agreement, Tranche B,   1.575%,
9/30/00(6)(12)(JPY) . . . . . . . . . . . . . . . . . . . . .                   71,999,999             556,747
                                                                                               ----------
                                                                     1,255,497
                                            ----------
                                                                                           Units
                                      -----------
                        RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
Australis Media Ltd. Wts., Exp. 5/00(6) . . . . . . . . . . . . . . . .                           80                  --
Comunicacion Celular SA Wts., Exp. 11/03(6) . . . . . . . . . . . . . .                        2,125
127,500 Microcell Telecommunications, Inc.:
  Conditional Wts., Exp. 12/97(6)   . . . . . . . . . . . . . . . . . .                        2,800               1,751
Wts., Exp. 12/97(6)   . . . . . . . . . . . . . . . . . . . . . . . .                        2,800              36,400
                                                                                                 ----------
                                                                         165,651
                                             ----------

Oppenheimer Multi-Sector Income Trust


                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                         STRUCTURED INSTRUMENTS -- 5.8%
Business Development Bank of Canada, Goldman Sachs Excess
  Return Commodity Index Linked Commercial Paper, 5.40%,
  12/22/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $2,000,000        $  2,351,800
Canadian Imperial Bank of Commerce (New York Branch)
  Canadian Dollar Three Month Banker's Acceptance Linked
  Maximum Rate Nts., 8.66%, 4/13/98 . . . . . . . . . . . . . . . . . .                    1,000,000
1,003,200 Canadian Imperial Bank of Commerce, U.S. Dollar Nts. Linked   to the Ministry of
Finance of the Russian Federation GKO,   Zero Coupon, 9.857%, 9/17/98(3)   . . . . . . . . . . . . . . .
 . . .                    1,170,000           1,042,236 Credit Suisse First Boston (Cayman) Ltd., City of
Moscow,
  Credit & Convertibility Linked Nts., Series EM 215, Zero   Coupon, 12.046%, 12/30/97(3)  . . .
 . . . . . . . . . . . . . . . . .                      400,000             389,281 ING (U.S.) Financial Holdings
Corp., PT Polysindo Linked Nts.,   Zero Coupon, 10.426%, 7/15/98(3)(6) . . . . . . . . . . . . . . . . .
                  400,000             359,212 Merrill Lynch & Co., Inc.:
  SPIRES Ltd. -- Series XXX, 10.91%, 10/11/06(15) . . . . . . . . . . .                    1,880,000
1,880,000   U.S. Dollar Nts. Linked to the Ministry of Finance of Ukraine     OVGZ's, Zero
Coupon, 11.45%, 10/19/98(3)  . . . . . . . . . . . . .                    2,560,000           2,221,312 Morgan
Guaranty Trust Co. of New York:
  2 Times Leveraged Nts. on The Emerging Bond Markets Index,     Zero Coupon, 0%,
1/29/98(3)   . . . . . . . . . . . . . . . . . . .                    3,000,000           2,630,400   Japanese
Government Bond 193 Currency Protected Bank Nts.,     8.14%, 4/29/98  . . . . . . . . . . . . . . . . . .
 . . . . . . . .                       30,000              18,000 Salomon, Inc.:
  Colombian Peso Linked Nts., Zero Coupon, 18.174%, 8/20/98(3)  . . . .                      934,000
        754,672   Russian GKO Linked Nts., Zero Coupon:
    9.58%, 6/11/99(3)   . . . . . . . . . . . . . . . . . . . . . . . .                    1,200,000             955,800
9.589%, 6/11/99(3)  . . . . . . . . . . . . . . . . . . . . . . . .                    3,000,000           2,389,500
Russian S-Account Credit Linked Nts., Zero Coupon:
    14.163%, 5/22/98(3)   . . . . . . . . . . . . . . . . . . . . . . .                    1,520,000           1,405,696
9.785%, 7/31/98(3)  . . . . . . . . . . . . . . . . . . . . . . . .                    1,000,000             894,900
Union Bank of Switzerland, Indian Rupee Linked Nts., 5.40%,   11/17/97  . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . .                       94,000              94,978
                                         ----------
              18,390,987
----------

                                                        Date              Strike             Contracts
                   ------         ------------------   -------------
                                                      CALL OPTIONS PURCHASED -- 0.0%
                                   German Mark Call Opt. . . . . . . . . . . . . . . .     12/97            19.22 CZK


    735,000              16,905 Russian (Government of) Principal Loans
                                                                                           Debs., 5.80%, 12/29/49 Call Opt.  . . .
 . . . . .     11/97            75.125%               1,080                 540

Oppenheimer Multi-Sector Income Trust

                                                                                                            Market Value
                                                                                        See Note 1
                                                              -------------
CALL OPTIONS PURCHASED (CONTINUED)
                                                        Date              Strike         Contracts
               ------         --------------     -----------
                                      Russian (Government of) Principal Loans
        Debs., 12/29/49 Call Opt.   . . . . . . . . . . .     12/97             75.50%               1,590         $
795                                                                                                              -----------
                                                                                              18,240
                                                               -----------
PUT OPTIONS PURCHASED -- 0.1%
Brazil (Federal Republic of) Capitalization
  Bonds, 8%, 4/15/14 Put Opt. (Cost $216,866) . . .     12/97             76.00%               1,756
   199,306                                                                                                         ----------- Total
International Sector (Cost $77,906,933) . . .                                                           78,206,108
                                                                                                      -----------

                                                                                      Face Amount(1)
                                               --------------
                          MORTGAGE-BACKED SECTOR -- 24.1%
GOVERNMENT AGENCY -- 20.7%
FHLMC/FNMA/Sponsored -- 16.4%
Federal Home Loan Mortgage Corp., Certificates of Participation:   12%, 10/1/11  . . . . . . . . . . .
 . . . . . . . . . . . . . . . . .                $     298,326             342,846   12%, 10/1/14  . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .                      186,675             211,268   12%, 5/1/10   . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .                      547,055             622,746   12%, 6/1/15   . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .                      215,322             249,100   12%, 8/1/13   . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                44,051              50,962   12%, 8/1/14   . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  463,691             534,942   Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.


    Participation Certificates, Series 1343, Cl. LA, 8%, 8/15/22  . . .                    1,000,000
1,101,257   Gtd. Real Estate Mtg. Investment Conduit Pass-Through
    Certificates, Series 1610, Cl. PM, 6.25%, 4/15/22 . . . . . . . . .                    2,500,000
2,498,425   Interest-Only Stripped Mtg.-Backed Security, Series 177,     Cl. B,
10.751%-11.001% 7/1/26(17) . . . . . . . . . . . . . . . . .                   11,092,590           3,433,504
Federal National Mortgage Assn.:
  11%, 7/1/16   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      812,434             933,031   7%,
11/1/25   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,556,568           2,570,271   7%,
11/25/27(15)  . . . . . . . . . . . . . . . . . . . . . . . . . .                    5,700,000           5,717,841   7%,
12/1/12(15)   . . . . . . . . . . . . . . . . . . . . . . . . . .                    7,140,000           7,235,962   7.50%,
11/1/27(15)  . . . . . . . . . . . . . . . . . . . . . . . . .                   12,950,000          13,229,202   7.50%,
6/1/10   . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,614,509           1,662,202   Gtd. Mtg.
Pass-Through Certificates, 13%, 6/1/15  . . . . . . . . . .                    1,050,136           1,254,314

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                          FHLMC/FNMA/SPONSORED (Continued)
Federal National Mortgage Assn.: (continued)
  Gtd. Real Estate Mtg. Investment Conduit Pass-Through
    Certificates:
      Trust 1992-162, Cl. C, 7%, 10/25/21 . . . . . . . . . . . . . . .                  $ 5,400,000         $
5,489,424       Trust 1995-4, Cl. PC, 8%, 5/25/25 . . . . . . . . . . . . . . . .                      664,690
    738,495       Trust 1997-25, Cl. B, 7%, 12/18/22  . . . . . . . . . . . . . . .                      340,000
     347,196       Trust 1997-27, Cl. J, 7.50%, 4/18/27  . . . . . . . . . . . . . .                      537,753
      572,931       Trust 1997-5, Cl. B, 7%, 9/18/17  . . . . . . . . . . . . . . . .                    1,045,000
     1,067,067   Principal-Only Stripped Mtg.-Backed Security, Trust 277-C1,     5.924%,
4/1/27(18)  . . . . . . . . . . . . . . . . . . . . . . . .                      984,297             746,528
                                                                                    -----------
                                                          50,609,514
                                  ----------- GNMA/Guaranteed -- 4.3%
Government National Mortgage Assn.:
  11%, 10/20/19   . . . . . . . . . . . . . . . . . . . . . . . . . . .                      614,365             704,407


12%, 11/20/13-9/20/15   . . . . . . . . . . . . . . . . . . . . . . .                      582,878             682,530
6%, 7/20/27-8/20/27   . . . . . . . . . . . . . . . . . . . . . . . .                    3,744,319           3,783,522
7.50%, 11/1/27(15)  . . . . . . . . . . . . . . . . . . . . . . . . .                    3,500,000           3,578,750
7.50%, 2/15/27  . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,593,751           3,676,983
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment     Conduit Pass-Through
Certificates, Series 1994-5, Cl. PQ,     7.493%, 7/16/24   . . . . . . . . . . . . . . . . . . . . . . . . .
       750,000             796,883
    -----------                                                                                                           13,223,075
                                                                                                         ----------- PRIVATE -- 3.4%
Commercial -- 2.4%
Asset Securitization Corp., Commercial Mtg. Pass-Through
  Certificates:
    Series 1996-D3, Cl. A5, 8.334%, 10/13/26(6)(12) . . . . . . . . . .                      500,000
546,094     Series 1996-MD6, Cl. A5, 6.957%, 11/13/26(12) . . . . . . . . . . .                      800,000
           837,625     Series 1997-MD7, Cl. A6, 8.243%, 1/13/30(12)  . . . . . . . . . . .
150,000             161,016 BKB Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 1997-C1, Cl. C, 7.45%, 10/25/00(6) . . . . . . . . . . . . . .                      250,000
252,266 Capital Lease Funding Securitization LP, Interest-Only Stripped   Mtg.-Backed Security,
Series 1997-CTL1, 0.549%, 6/22/24(6)(17)  . . .                   11,502,462             540,616
Commercial Mortgage Acceptance Corp., Interest-Only Stripped   Mtg.-Backed Security, Series
1996-C1, Cl. X-2, 0.981%, 12/25/20(6)(17)                  12,416,600             360,857 General
Motors Acceptance Corp., Interest-Only Stripped Mtg.-   Backed Security, Series 1997-C1, Cl.
X, 1.629%, 7/15/27(17) . . . . .                    3,600,000             374,625 Merrill Lynch Mortgage
Investors, Inc., Mtg. Pass-Through
  Certificates, Series 1996-C1, Cl. D, 7.42%, 4/25/28 . . . . . . . . .                      800,000
834,062

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                Face Amount(1)        See Note 1
                                                 ---------------      -------------
                                                         COMMERCIAL (Continued)
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through   Certificates, Series 1996-C1,
Cl. D-1, 7.51%, 2/15/28(6)(12)  . . . .                  $ 1,000,000        $  1,039,375


NationsCommercial Corp., NB Commercial Mtg. Pass-Through
  Certificates, Series-DMC:
    Cl. B, 8.562%, 8/12/11(6)   . . . . . . . . . . . . . . . . . . . .                      400,000             422,375
Cl. C, 8.921%, 8/12/11(8)   . . . . . . . . . . . . . . . . . . . .                      400,000             428,937
Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through   Certificates, Series 1, Cl. D,
7.683%, 12/21/26(6)  . . . . . . . . .                      500,000             511,875 Structured Asset
Securities Corp.:
  Commercial Mtg. Pass-Through Certificates, Series 1997-LLI,     Cl. E, 7.30%, 10/20/34  . . . . .
 . . . . . . . . . . . . . . . . .                      500,000             511,094   Multiclass Pass-Through
Certificates, Series 1996-C3, Cl. D, 8%,     6/25/30(6)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
          650,000             669,500
      ------------                                                                                                         7,490,317
                                                                                                    ------------ Residential --
1.0%
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through   Certificates, Series 1997-C1,
Cl. E, 7.50%, 3/1/11(6) . . . . . . . .                      710,000             722,425 First Chicago/Lennar
Trust 1, Commercial Mtg. Pass-Through   Certificates, Series 1997-CHL1, 8.134%,
7/25/06(6)(12)  . . . . . . .                      800,000             827,250 First Union-Lehman Brothers
Commercial Mortgage Trust,
  Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1,   1.307%, 4/18/27(17)   . . . . . . .
 . . . . . . . . . . . . . . . . .                    4,748,654             378,501 Salomon Brothers Mortgage
Securities VII, Series 1996-B, Cl. 1,   7.136%, 4/25/26   . . . . . . . . . . . . . . . . . . . . . . . . . .
       1,329,112             930,379 Salomon Brothers, Inc., Series 1997-TZH, Cl. D, 7.902%,
3/25/22(6)  . .                      250,000             266,094
                                       ------------
               3,124,649
------------ Total Mortgage-Backed Sector (Cost $73,079,840) . . . . . . . . . . . .
       74,447,555                                                                                                       ------------
MONEY MARKET SECTOR -- 10.5%
Repurchase agreement with First Chicago Capital Markets, 5.69%,   dated 10/31/97, to be
repurchased at $32,338,326 on 11/3/97,   collateralized by U.S. Treasury Nts., 5.75%-8.50%,
5/15/99-11/15/00,   with a value of $32,986,315 (Cost $32,323,000)  . . . . . . . . . . .
32,323,000          32,323,000
  ------------ Total Investments, at Value (Cost $330,527,644) . . . . . . . . . . . .
108.2%        334,275,509 Liabilities in Excess of Other Assets . . . . . . . . . . . . . . . . .
   (8.2)        (25,303,363)                                                                                              -------
------------ Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        100.0%
$308,972,146                                                                                              =======
============


STATEMENT OF INVESTMENTS (Continued)
Oppenheimer Multi-Sector Income Trust

 1.  Face amount is reported in U.S. Dollars, except for those denoted in the      following
currencies:


                AUD  -- Australian Dollar           ITL  -- Italian Lira                 CAD  -- Canadian
Dollar             JPY  -- Japanese Yen                 CZK  -- Czech Koruna                NOK  --
Norwegian Krone                 DEM  -- German Mark                 NZD  -- New Zealand Dollar
       ESP  -- Spanish Peseta              SEK  -- Swedish Krona                 GBP  -- British Pound
Sterling      ZAR  -- South African Rand                 IDR  -- Indonesian Rupiah

 2.  Securities with an aggregate market value of $1,881,407 are held in      collateralized accounts
to cover initial margin requirements on open      futures sales contracts. See Note 6 of Notes to
Financial Statements.
 3.  For zero coupon bonds, the interest rate shown is the effective yield on      the date of
purchase.

 4.  A sufficient amount of securities has been designated to cover outstanding      forward foreign
currency exchange contracts.

 5.  Non-income producing security.

 6.  Identifies issues considered to be illiquid or restricted -- See Note 8 of      Notes to Financial
Statements.

 7.  Interest or dividend is paid in kind.

 8.  Represents securities sold under Rule 144A, which are exempt from      registration under the
Securities Act of 1933, as amended.  These      securities have been determined to be liquid under
guidelines established      by the Board of Trustees. These securities amount to $43,759,803 or
14.16%      of the Trust's net assets as of October 31, 1997.

 9.  Non-income producing -- issuer is in default of interest payment.
10.  Units may be comprised of several components, such as debt and equity      and/or warrants
to purchase equity at some point in the future. For units      which represent debt securities, face
amount disclosed represents total      underlying principal.

11.  Denotes a step bond: a zero coupon bond that converts to a fixed or      variable interest rate
at a designated future date.

12.  Represents the current interest rate for a variable rate security.
13.  Represents the current interest rate for an increasing rate security.


14.  A sufficient amount of cash and securities has been designated to cover      outstanding
written options, as follows:


                                                                   Expiration      Exercise         Premium          Market
Value                                                      Contracts        Date          Price           Received
See Note 1                                                      ---------        ----          -----          ----------
------------
    Banco Hipotecario Nacional (Argentina) Medium-
  Term Nts., 10.625%, 8/7/06 Call Opt.                   700          8/7/00        100.00%          $  6,440
         $ 24,500 Natural Gas Futures, 1/98 Call Opt.                       20        12/26/97         $3.20
      75,880            111,000 United Mexican States Collateralized Fixed Rate
  Par Bonds, Series A, 6.25%, 12/31/19 Put Opt.          705        11/28/97         75.00%
63,450             45,120                                                                                            --------
      --------                                                                                                      $145,770
$180,620                                                                                                      ========
========



15. When-issued security to be delivered and settled after October 31, 1997.

16. A sufficient amount of securities has been designated to cover outstanding interest rate swap transactions. See Note 9 of Notes to Financial Statements.

17. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. 18. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.




See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1997
Oppenheimer Multi-Sector Income Trust


                                                                                        ASSETS:
Investments, at value (cost $330,527,644) -- see accompanying statement . .         $334,275,509
Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              378,741 Unrealized appreciation on
forward foreign currency exchange contracts -- Note 5          70,249 Receivables:
  Investments sold and options written  . . . . . . . . . . . . . . . . . .           50,422,343   Interest,
dividends and principal paydowns  . . . . . . . . . . . . . . .            4,232,948   Closed forward foreign
currency exchange contracts  . . . . . . . . . . .              212,390   Daily variation on futures contracts
-- Note 6  . . . . . . . . . . . . .                7,813 Other . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . .
          9,878                                                                                 ------------     Total assets  . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . .          389,609,871
              ------------ LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts -- Note 5           1,526
Options written, at value (premiums received $145,770) -- see accompanying   statement -- Note
7 . . . . . . . . . . . . . . . . . . . . . . . . . . .              180,620 Open interest rate swap transactions at
market value -- Note 9  . . . . . .               15,297 Payables and other liabilities:
  Investments purchased (including $32,422,733 purchased on a when-issued     basis) -- Note 1  .
 . . . . . . . . . . . . . . . . . . . . . . . . . .           79,794,979  Closed forward foreign currency exchange
contracts   . . . . . . . . . . .              233,072  Trustees' fees -- Note 1   . . . . . . . . . . . . . . . . . . . . . .
 . .              154,787  Management and administrative fees   . . . . . . . . . . . . . . . . . . .
129,885  Daily variation on futures contracts -- Note 6 . . . . . . . . . . . . . .               17,643 Other .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              109,916
                           ------------    Total liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . .
80,637,725                                                                                     ------------ NET ASSETS  . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $308,972,146
                     ============ COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest  . . . . . . . . . . . . . . . .         $    291,161 Additional paid-in
capital  . . . . . . . . . . . . . . . . . . . . . . . .          313,688,210 Overdistributed net investment income
 . . . . . . . . . . . . . . . . . . .             (249,479) Accumulated net realized loss on investments and
foreign currency transactions        (8,495,256) Net unrealized appreciation on investments and translation of  assets and liabilities denominated in foreign currencies . . . . . . . . .
3,737,510       . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         ------------ NET ASSETS --
applicable to 29,116,068 shares of beneficial interest   outstanding . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . .         $308,972,146
============ NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . . . . .


$10.61

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended October 31, 1997 Oppenheimer Multi-Sector Income Trust

                                                                                         INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $710) . . . . . . . . . . . .          $28,938,776 Dividends .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              131,377
                        -----------     Total income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
29,070,153                                                                                      ----------- EXPENSES:
Management fees -- Note 4 . . . . . . . . . . . . . . . . . . . . . . . . .            1,997,563 Administrative fees
-- Note 4 . . . . . . . . . . . . . . . . . . . . . . .              614,751 Shareholder reports . . . . . . . . . . . . . . . .
 . . . . . . . . . . . .              172,583 Transfer agent and accounting services fees -- Note 4 . . . . . . . .
 . . .               79,657 Custodian fees and expenses . . . . . . . . . . . . . . . . . . . . . . . .               58,807
Legal and auditing fees . . . . . . . . . . . . . . . . . . . . . . . . . .               47,243 Trustees' fees and
expenses -- Note 1 . . . . . . . . . . . . . . . . . . .               31,658 Registration and filing fees  . . . . . . .
 . . . . . . . . . . . . . . . .               23,922 Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
36,985                                                                                     -----------     Total expenses  . . . . .
 . . . . . . . . . . . . . . . . . . . . . . .            3,063,169
       ----------- NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . .
26,006,984                                                                                      ----------- REALIZED AND
UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments (including premiums on options exercised) . . . . . . . . . .            8,829,790   Closing
of futures contracts  . . . . . . . . . . . . . . . . . . . . . .           (1,015,374)   Closing and expiration of
options written -- Note 7 . . . . . . . . . . .             (143,877)   Foreign currency transactions . . . . . .
 . . . . . . . . . . . . . . . .           (1,484,706)
-----------     Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,185,833
                                                             ----------- Net change in unrealized appreciation or
depreciation on:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (2,977,811)   Translation of assets
and liabilities denominated in foreign currencies .             (685,629)
                                     -----------     Net change  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
(3,663,440)                                                                                      ----------- NET REALIZED
AND UNREALIZED GAIN  . . . . . . . . . . . . . . . . . . . . .            2,522,393
                                                 ----------- NET INCREASE IN NET ASSETS RESULTING


FROM OPERATIONS  . . . . . . . . . . .          $28,529,377
                      ===========


See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Oppenheimer Multi-Sector Income Trust

                                                                                          Year Ended October 31,
                                                                 1997                  1996
                                ------------         --------------
                                    OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .         $ 26,006,984         $ 26,471,497
Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,185,833            7,876,133 Net
change in unrealized appreciation or depreciation . . . . . . . . . . .           (3,663,440)
3,026,272                                                                                    ------------          -----------   Net
increase in net assets resulting from operations  . . . . . . . . . .           28,529,377           37,373,902
                                                                                  ------------          ----------- DIVIDENDS
TO SHAREHOLDERS FROM NET INVESTMENT INCOME  . . . . . . . . . . .
(25,738,551)         (26,320,905)                                                                                     ------------
        ----------- NET ASSETS:
Total increase  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,790,826           11,052,997
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .          306,181,320          295,128,323
                                                                              ------------        ------------- End of period
[including undistributed (overdistributed) net investment   income of $(249,479) and $556,961,
respectively]  . . . . . . . . . . . .         $308,972,146         $306,181,320
                                      ============         ============

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Oppenheimer Multi-Sector Income Trust

                                                                                   Year Ended October 31,
                                 ---------------------------------------------------------------
                              1997          1996         1995         1994         1993
                  ---------     ---------   ----------  -----------   ----------
                                                                     PER SHARE OPERATING DATA:
Net asset value, beginning of period  . . . . . . . . . . .       $10.52        $10.14       $10.17       $10.96
     $10.46                                                                   ------        ------       ------       ------
------ Income (loss) from investment operations:
  Net investment income . . . . . . . . . . . . . . . . . .          .89           .91          .94         1.00
1.08   Net realized and unrealized gain (loss) . . . . . . . . .          .08           .37         (.04)        (.82)
      .43                                                                ------        ------       ------       ------       ------
Total income from investment operations . . . . . . . .          .97          1.28          .90          .18
1.51                                                                   ------        ------       ------       ------       ------
Dividends and distributions to shareholders:
  Dividends from net investment income  . . . . . . . . . .         (.88)         (.90)        (.91)        (.84)
 (1.01)   Tax return of capital distribution  . . . . . . . . . . .           --            --         (.02)        (.13)
     --                                                                  ------        ------       ------       ------       ------
Total dividends and distributions to shareholders . . .         (.88)         (.90)        (.93)        (.97)
(1.01)                                                                   ------        ------       ------       ------       ------
Net asset value, end of period  . . . . . . . . . . . . . .       $10.61        $10.52       $10.14       $10.17
 $10.96                                                                   ======        ======       ======
======       ====== Market value, end of period . . . . . . . . . . . . . . . .       $10.13        $ 9.88
$10.00       $ 9.50       $11.25
TOTAL RETURN, AT MARKET VALUE(1)  . . . . . . . . . . . . .        11.40%         7.85%
15.62%       (7.46)%      11.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  . . . . . . . . .     $308,972      $306,181     $295,128
$295,658     $316,647 Average net assets (in thousands) . . . . . . . . . . . . .     $308,712
$298,496     $288,884     $306,686     $307,244 Ratios to average net assets:
  Net investment income . . . . . . . . . . . . . . . . . .         8.42%         8.87%        9.51%        9.17%
   10.13%   Expenses  . . . . . . . . . . . . . . . . . . . . . . . .         0.99%         1.04%        1.05%
1.02%        1.00% Portfolio turnover rate(2)  . . . . . . . . . . . . . . . .        258.9%        225.4%
240.1%       187.6%       131.3%

(1) Assumes a hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.


(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and mortgage "dollar-rolls") for the period ended October 31, 1997 were $776,051,192 and $765,405,480, respectively. Prior to the period ended October 31, 1996, purchases and sales of investment securities included mortgage "dollar-rolls."

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Oppenheimer Multi-Sector Income Trust


1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Multi-Sector Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to seek high current income consistent with preservation of capital by investments among seven sectors of the fixed income securities market. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Trust. Investment Valuation -- Portfolio securities are valued at the close of the New York Stock Exchange on the last day of each week on which day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

Structured Notes -- The Trust invests in foreign currency-linked structured notes whereby the market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in values of the securities are recorded as unrealized gains and losses in the accompanying financial statements. During the year ended October 31, 1997, the market value of these securities comprised an average of 6% of the Trust's net assets, and resulted in realized and unrealized losses of $1,634,532. Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by the Trust on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Trust's net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of October 31, 1997, the Trust had entered into outstanding when-issued or forward commitments of $32,422,733.

Oppenheimer Multi-Sector Income Trust

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Securities Purchased on a When-Issued Basis (continued)

In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Trust may enter into mortgage "dollar-rolls" in which the Trust sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Trust records each dollar-roll as a sale and a new purchase transaction.

Security Credit Risk -- The Trust invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Trust may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. At October 31, 1997, securities with an aggregate market value of $324,125, representing 0.01% of the Trust's net assets, were in default.

Foreign Currency Translation -- The accounting records of the Trust are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Repurchase Agreements -- The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes -- The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At October 31, 1997, the Trust had available for federal income tax purposes an unused capital loss carryover of approximately $7,983,000, which expires in 2003. Trustees' Fees and Expenses -- The Trust has adopted a nonfunded retirement plan for the Trust's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 1997, a provision of $185 was made for the Trust's projected benefit obligations and payments of $7,544 were made to retired trustees, resulting in an accumulated liability of $142,773 at October 31, 1997.

Distributions to Shareholders -- The Trust intends to declare and pay dividends from net investment income monthly. Distributions from net realized gains on investments, if any, will be made at least once each year.

Oppenheimer Multi-Sector Income Trust


Classification of Distributions to Shareholders -- Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Trust.

The Trust adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 1997, amounts have been reclassified to reflect a decrease in undistributed net investment income of $1,074,873, a decrease in accumulated net realized loss on investments of $2,827,430, and a decrease in additional paid-in capital of $1,752,557.

Other -- Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of $.01 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the years ended October 31, 1997 and 1996.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At October 31, 1997 net unrealized appreciation on investments and options written of $3,713,015 was composed of gross appreciation of $8,558,085, and gross depreciation of $4,845,070.

4. MANAGEMENT AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH
AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for an annual fee of 0.65% on the Trust's average annual net assets.

Mitchell Hutchins Asset Management Inc. serves as the Trust's Administrator. The Trust pays the Administrator an annual fee of 0.20% of the Trust's average annual net assets.

The Manager acts as the accounting agent for the Trust at an annual fee of $24,000, plus out-of-pocket costs and expenses reasonably incurred. Shareholder Financial Services, Inc. (SFSI), a wholly owned subsidiary of the Manager, is the transfer agent and registrar for the Trust. Fees paid

Oppenheimer Multi-Sector Income Trust

4. MANAGEMENT AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH
AFFILIATES    (CONTINUED)
to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.

5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Trust uses forward contracts to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Trust generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Trust may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Trust will realize a gain or loss upon the closing or settlement of the forward transaction. Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

t October 31, 1997, the Trust had outstanding forward contracts as follows:

At October 31, 1997, the Trust had outstanding forward contracts as follows:

                                                                            Valuation
Contract            as of                                           Expiration       Amount          October 31,
Unrealized        Unrealized                                             Dates          (000s)             1997
Appreciation     Depreciation
------------------------------------------------------------------------------------------------------------------
----------
    Contracts to Purchase
---------------------
German Mark (DEM) . . . . . . . . . .       11/4/97       1,170 DEM          $  679,660        $     --
$  151                                                                                             --------         ------ Contracts
to Sell
-----------------
Argentine Peso (ARP)  . . . . . . . .       11/5/97       3,042 ARP           1,767,695              --
1,375 Indonesian Rupiah (IDR) . . . . . . .       2/10/98   4,905,000 IDR           1,306,501
7,573             -- South African Rand (ZAR)  . . . . . .       12/29/97     16,224 ZAR
3,310,273          62,676             --
-------         ------                                                                                                  70,249
1,375                                                                                                 -------         ------ Total
Appreciation and Depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $70,249         $1,526


6. FUTURES CONTRACTS

The Trust may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Trust may also buy or write put or call options on these futures contracts. The Trust generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Trust may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Oppenheimer Multi-Sector Income Trust



Upon entering into a futures contract, the Trust is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Trust each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

At October 31, 1997, the Trust had outstanding futures contracts as follows:

                                                                           Valuation
Number             as of          Unrealized                                          Expiration      of Futures
October 31,      Appreciation                                             Date         Contracts           1997
(Depreciation)
---------------------------------------------------------------------------------------------------------
                                                                                       Contracts to Purchase
                                                     ---------------------
U.S. Treasury Bonds . . . . . . . . .       12/97           25           $2,961,718            $ 20,312
                                                                               -------- Contracts to Sell
                                     -----------------                                                                     Hang Seng
Index . . . . . . . . . . .       11/97           16            1,096,061             (52,008) Nikkei 225  . . . . . . . .
 . . . . .       12/97           17            1,394,000              24,800 Standard & Poor's 500 . . . . . . . .
12/97            6            2,772,000              (9,750) U.S. Treasury Nts., 5 yr.   . . . . .       12/97
  44            4,769,875             (18,719) U.S. Treasury Nts., 2 yr.   . . . . .       12/97            6
 1,247,250              (8,718) U.S. Treasury Nts., 10 yr.  . . . . .       12/97           44
4,917,000                  --                                                                                               --------
                                                                                        (64,395)
                                              --------
 $(44,083)

7. OPTION ACTIVITY

The Trust may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Trust generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Trust receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options  are  valued  daily  based  upon the last  sale  price on the  principal
exchange  on  which  the  option  is  traded  and  unrealized   appreciation  or
depreciation is recorded. The Trust will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject

Oppenheimer Multi-Sector Income Trust

7. OPTION ACTIVITY (CONTINUED)

to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Trust gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Trust may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Trust pays a premium whether or not the option is exercised. The Trust also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended October 31, 1997 was as follows:

                                                    Call Options                          Put Options
             -----------------------------     --------------------------------
Number           Amount             Number             Amount                                                   of
    of                 of                 of                                                 Options          Premiums
Options           Premiums                                              -------------     ------------    --------------
-----------
Options outstanding at October 31, 1996          9,277,500     $  107,323                  --        $      --
Options written . . . . . . . . . . .           73,237,667      1,151,885         389,549,046          423,720
Options closed or expired . . . . . .          (75,477,897)      (856,023)       (377,347,901)


(291,477) Options exercised . . . . . . . . . .           (7,036,550)      (320,865)        (12,200,440)
(68,793)                                               ------------     ----------       -------------       ----------
Options outstanding at October 31, 1997                720     $   82,320                 705       $
63,450                                               ============     ==========       =============
==========


8. ILLIQUID AND RESTRICTED SECURITIES

At October 31, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at October 31, 1997 was $28,054,853, which represents 9.08% of the Trust's net assets, of which $2,233,753 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                                    Valuation Per
                                                               Acquisition               Cost            Unit as of Security
                                                                Date                 Per Unit      October 31, 1997
------------------------------------------------------------------------------------------------------------------
------------------
     Bonds:
       Arizona Charlie's, Inc., 12% First Mtg. Nts.,
         Series B, 11/15/00   . . . . . . . . . . . . . .                       11/18/93               100.00%
53.75%        Capitol Queen & Casino, Inc., 12% First Mtg. Nts.,
         Series A, 11/15/00   . . . . . . . . . . . . . .                       11/18/93                87.50            14.25
Stocks and Warrants:
       Becker Gaming, Inc. Wts., Exp. 11/00   . . . . . .                       11/18/93               $ 2.00
 $  .20        CGA Group Ltd., Preferred  . . . . . . . . . . . .                        6/17/97                25.00
      25.00        CGA Group Ltd. Wts., Exp. 12/49  . . . . . . . . .                        6/17/97
--              .50

Oppenheimer Multi-Sector Income Trust

9. INTEREST RATE SWAP TRANSACTIONS

The Trust may enter into an interest rate swap transaction to seek to maintain a total return or yield spread on a particular investment or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Trust records an increase or decrease to interest income, the amount due or owed by the Trust at termination or settlement. The Trust enters into swaps only on securities it owns. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Trust could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Trust segregates liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive.


As of October 31, 1997, the Trust had entered into the following interest rate swap agreements:

Swap             Notional       Rate Paid by the     Floating Rate Received         Floating
Termination         Net Counterparty     Principal     Trust at 10/31/97    by the Trust at 10/31/97
 Rate Index          Date        Unrealized Loss  ------------    -----------    -----------------
------------------------      -------------     ------------   ---------------
                                                                                    Morgan           $3,830,000
7.65%                  7.287%                  Three-              3/8/01            $15,297 Guaranty
                                                       month Trust Co.
   New Zealand of New York                                                                        Dollar Bank
                                                                    Bills

PAGE>


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.


      1. Financial Statements at fiscal year-end October 31, 1997.


            (a) Statement of Investments - (See Part B, Statement of Additional Information): Filed herewith.

            (b) Statement of Assets and Liabilities - (See Part B, Statement of Additional Information): Filed herewith.

            (c) Statement of Operations - (See Part B, Statement of Additional Information): Filed herewith.

            (d) Statements of Changes in Net Assets - (See Part B, Statement of Additional Information): Filed herewith.

            (e) Financial Highlights - (See Part B, Statement of Additional Information): Filed herewith.

            (f) Notes to Financial Statements - (See Part B, Statement of Additional Information): Filed herewith.

            (g) Independent Auditors' Report - (See Part B, Statement of Additional Information): Filed herewith.

            (h) Independent Auditors' Consent - (See Part B, Statement of Additional Information): Filed herewith.

      2.    Exhibits:

            (a) (1) Declaration of Trust of Registrant: Filed with Registrant's Registration Statement, 2/2/88, refiled with Registrant's Amendment No. 8, 2/27/95, and incorporated herein by reference.

                  (2) Amendment No. 1 dated as of March 10, 1988 to Declaration of Trust of Registrant: Filed with Amendment No. 2 to Registrant's Registration Statement, 3/24/88, refiled with Registrant's Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (3) Amendment No. 2 dated November 6, 1989 to Declaration of Trust of Registrant: Filed with Registrant's Post-Effective Amendment
No. 8, 2/27/95, and incorporated herein by reference.

            (b) By-Laws of Registrant (amended by-laws): Declaration of Trust of Registrant: Filed with Registrant's Registration Statement, 2/2/88, refiled with Post-Effective Registrant's Amendment No. 8, 2/27/95, and incorporated herein by reference.

            (c)   Inapplicable

            (d) Specimen certificate for Shares of Beneficial Interest, $.01 par value: Filed with Amendment No. 10 to Registrant's Registration Statement.

            (e)   Inapplicable

            (f)   Inapplicable

            (g) (1) Investment Advisory Agreement with Oppenheimer Management Corporation dated 10/22/90 - Filed with Amendment No. 5 to Registrant's Registration Statement dated 2/27/91, refiled with Amendment No. 8 to Registrant's Registration Statement, and incorporated herein by reference.

                  (2) Form of Administration Agreement with Mitchell Hutchins Asset Management Inc.: Filed with Amendment No. 2 to Registrant's Registration
Statement, 3/24/88, refiled with Registrant's Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            (h) Form of Underwriting Agreement: Filed with Amendment No. 2 to Registrant's Registration Statement, 3/24/88, refiled with Registrant's Post-Effective Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation
 S-T, and incorporated herein by reference.

            (i) Retirement Plan for Non-Interested Trustees (adopted by Registrant on 6/7/90) - Filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer Special Fund (Reg. No. 2-14586) dated
10/21/94, and incorporated   herein by reference.

            (j) Co-Custody Agreement, dated 8/18/92 - Previously filed with Amendment No. 8 to Registrant's Registration Statement, and incorporated herein by reference.

            (k) Accounting Service Agreement previously filed with Registrant's Amendment No. 9 under the Investment Company Act of 1940, 2/29/96, and incorporated herein by reference.

            (l)   Inapplicable

            (m)   Inapplicable

            (n)   Inapplicable

            (o)   Inapplicable

            (p)   Inapplicable

            (q)   Inapplicable


            (r)   Financial Data Schedule - Filed herewith.


Item 25.    Marketing Arrangements.

      Inapplicable.

Item 26.    Other Expenses of Issuance and Distribution.

      Inapplicable.

Item 27.    Persons Controlled by or under Common Control.

      None.

Item 28.    Number of Holders of Securities.

(1)                                       (2)

                                          Number of Record Holders

Title of Class                            at February 20, 1998

--------------                            ------------------------

Shares of Beneficial Interest,            4,148
$.01 par value


Item 29.    Indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

      The Registrant hereby undertakes that it will apply the indemnification provision of its By-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation therein of Sections 17(h) and 17(i) of the Investment Company Act remains in effect.

      Registrant, in conjunction with the Registrant's Trustees, and other registered management investment companies managed by the Adviser, generally maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant. However, in no event will Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 30.   Business and Other Connections of Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Current Position with        Other Business and Connections
OppenheimerFunds, Inc.("OFI")         During the Past Two Years


Mark J.P. Anson,
Vice President                        Vice President of Oppenheimer Real Asset Management, Inc.
                                      ("ORAMI"); formerly Vice President of Equity Derivatives at
                                      Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President                 An officer and/or portfolio manager of certain Oppenheimer funds;
                                      a Chartered Financial Analyst; Senior Vice President of

                                      HarbourView Asset Management Corporation
                                      ("HarbourView"); prior to March, 1996 he was the senior equity portfolio manager for the Panorama Series Fund, Inc. (the
                                      "Company") and other mutual funds and pension funds managed by G.R. Phelps & Co. Inc. ("G.R. Phelps"), the Company's
                                      former investment adviser, which was a subsidiary of
                                      Connecticut Mutual Life Insurance Company; was also
                                      responsible for managing the common stock department and
                                      common stock investments of Connecticut Mutual Life Insurance
                                      Co.

Lawrence Apolito,
Vice President                        None.

Victor Babin,
Senior Vice President                 None.

Bruce Bartlett,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds.
                                      Formerly a Vice President and Senior Portfolio Manager
                                      at First of America Investment Corp.

Beichert, Kathleen
Vice President                        None.

Rajeev Bhaman,
Vice President                        Formerly Vice President (January 1992 - February, 1996) of Asian Equities
                                      for Barclays de Zoete Wedd, Inc.


Robert J. Bishop,

Vice President                        Vice President of Mutual Fund Accounting (since May 1996); an officer of other
                                      Oppenheimer funds; formerly  an Assistant
                                      Vice President of OFI/Mutual Fund Accounting (April 1994-
                                      May 1996), and a Fund Controller for OFI.

George C. Bowen,
Senior Vice President & Treasurer     Vice President (since June 1983) and Treasurer  (since March 1985) of
                                      OppenheimerFunds Distributor, Inc. (the
                                      "Distributor"); Vice President  (since October 1989) and
                                      Treasurer (since April 1986) of  HarbourView; Senior Vice
                                      President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial;  President,
                                      Treasurer and a director of  Centennial Capital Corporation
                                      (since June 1989);  Vice President and Treasurer (since August
                                      1978) and Secretary  (since April 1981) of Shareholder
                                      Services, Inc. ("SSI"); Vice President, Treasurer and Secretary
                                      of Shareholder Financial Services, Inc. ("SFSI") (since
                                      November 1989); Treasurer of Oppenheimer Acquisition Corp.
                                      ("OAC") (since June 1990); Treasurer of Oppenheimer
                                      Partnership Holdings, Inc. (since November 1989); Vice
                                      President and Treasurer  of ORAMI (since July 1996);  Chief
                                      Executive Officer, Treasurer and a  director of  MultiSource
                                      Services, Inc., a broker-dealer (since December 1995); an
                                      officer of other Oppenheimer funds.

Scott Brooks,
Vice President                        None.

Susan Burton,

Assistant Vice President              None.


Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division         Formerly Assistant Vice President of Rochester Fund Services, Inc.
Michael Carbuto,
Vice President                        An officer and/or portfolio manager of certain
                                      Oppenheimer funds; Vice President of Centennial.


Ruxandra Chivu,
Assistant Vice President              None.



H.D. Digby Clements,
Assistant Vice President:
Rochester Division                    None.


O. Leonard Darling,

Executive Vice President              Trustee (1993 - present) of Awhtolia College - Greece.


Robert A. Densen,
Senior Vice President                 None.

Sheri Devereux,
Assistant Vice President              None.

Robert Doll, Jr.,

Executive Vice President & Director An officer and/or portfolio manager of certain Oppenheimer funds. John Doney, Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Andrew J. Donohue,
Executive Vice President,

General Counsel and Director          Executive Vice President (since September 1993),  and a director
                                      (since January 1992) of the Distributor; Executive Vice
                                      President, General Counsel and a director of  HarbourView, SSI,
                                      SFSI and Oppenheimer Partnership Holdings, Inc. since
                                      (September 1995)  and   MultiSource Services, Inc. (a broker-
                                      dealer) (since December 1995);  President and a director of
                                      Centennial (since September 1995); President and a director of
                                      ORAMI (since July 1996);  General Counsel  (since May 1996)
                                      and Secretary (since April 1997) of  OAC; Vice President of
                                      OppenheimerFunds International, Ltd. ("OFIL") and
                                      Oppenheimer Millennium Funds plc (since October 1997);  an officer of other Oppenheimer funds.


George Evans,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Edward Everett,
Assistant Vice President              None.


Scott Farrar,

Vice                                  President     Assistant    Treasurer    of
                                      Oppenheimer  Millennium  Funds plc  (since
                                      October   1997);   an   officer  of  other
                                      Oppenheimer  funds;  formerly an Assistant
                                      Vice   President   of   OFI/Mutual    Fund
                                      Accounting  (April 1994-May  1996),  and a
                                      Fund Controller for OFI.


Leslie A. Falconio,
Assistant Vice President              None.

Katherine P. Feld,

Vice President and Secretary          Vice President and Secretary of the Distributor; Secretary of HarbourView,
                                      MultiSource and Centennial; Secretary, Vice
                                      President and Director of Centennial Capital Corporation; Vice

                                      President and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:

Rochester Division                    An officer, Director and/or portfolio manager of certain Oppenheimer funds;
                                      Presently he holds the following other
                                      positions: Director (since 1995) of ICI Mutual Insurance
                                      Company; Governor (since 1994) of St. John's College; Director
                                      (since 1994 - present) of International Museum of Photography at George Eastman House; Director (since 1986) of GeVa
                                      Theatre. Formerly he held the following positions: formerly,
                                      Chairman of the Board and Director of Rochester Fund
                                      Distributors, Inc. ("RFD"); President and Director of Fielding
                                      Management Company, Inc. ("FMC"); President and Director of
                                      Rochester Capital Advisors, Inc. ("RCAI"); Managing Partner of
                                      Rochester Capital Advisors, L.P., President and Director of
                                      Rochester Fund Services, Inc. ("RFS"); President and Director
                                      of Rochester Tax Managed Fund, Inc.; Director (1993 - 1997)
                                      of VehiCare Corp.; Director (1993 - 1996) of VoiceMode.


John Fortuna,
Vice President                        None.

Patricia Foster,

Vice President                        Formerly she held the following positions: An officer of certain former
                                      Rochester funds (May, 1993 - January, 1996); Secretary
                                      of Rochester Capital Advisors, Inc. and General Counsel (June,
                                      1993 - January 1996) of Rochester Capital Advisors, L.P.

Jennifer Fission,

Assistant Vice President              None.


Paula C. Gabriele,
Executive Vice President              Formerly, Managing Director (1990-1996) for Bankers Trust Co.


Robert G. Galli,

Vice Chairman                         Trustee of the New York-based Oppenheimer Funds. Formerly Vice President and
                                      General Counsel of Oppenheimer
                                      Acquisition Corp.

Linda Gardener,
Vice President                        None.

Alan Gallstone,
Vice President                        Formerly Vice President for Schroder Capital Management International.

Jill Glazerman,

Assistant Vice President              None.


Jeremy Griffiths,
Chief Financial Officer               Currently a Member and Fellow of the Institute of Chartered Accountants;
                                      formerly an accountant for Arthur Young (London,
                                      U.K.).

Robert Grill,
Vice President                        Formerly Marketing Vice President for Bankers Trust Company (1993-1996);
                                      Steering Committee Member, Subcommittee
                                      Chairman for American Savings Education Council (1995-
                                      1996).

Caryn Halbrecht,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds;
                                      formerly Vice President of Fixed Income Portfolio
                                      Management at Bankers Trust.


Elaine T. Hamann,
Vice President                        Formerly Vice President (September, 1989 - January, 1997) of Bankers Trust Company.


Glenna Hale,

Director of Investor Marketing        Formerly, Vice President (1994-1997) of Retirement Plans Services for
                                      OppenheimerFunds Services.

Thomas B. Hayes,
Vice President                        None.


Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,

a division of the Adviser             President and Director of SFSI; President and Chief executive Officer of SSI.

Dorothy Hirshman,                     None.
Assistant Vice President


Alan Hoden,
Vice President                        None.

Merryl Hoffman,
Vice President                        None.


Nicholas Horsley,
Vice President                        Formerly a Senior Vice President and Portfolio Manager for Warburg,
                                      Pincus Counsellors, Inc. (1993-1997), Co-manager of
                                      Warburg, Pincus Emerging Markets Fund (12/94 - 10/97), Co-
                                      manager  Warburg,   Pincus   Institutional
                                      Emerging  Markets Fund - Emerging  Markets
                                      Portfolio  (8/96 - 10/97),  Warburg Pincus
                                      Japan   OTC  Fund,   Associate   Portfolio
                                      Manager  of Warburg  Pincus  International
                                      Equity Fund, Warburg Pincus  Institutional
                                      Fund - Intermediate Equity Portfolio,  and
                                      Warburg Pincus EAFE Fund.


Scott T. Huebl,
Assistant Vice President              None.

Richard Hymes,
Assistant Vice President              None.

Jane Ingalls,

Vice President                        None.

Byron Ingram,
Assistant Vice President              None.


Ronald Jamison,
Vice President                        Formerly Vice President and Associate General Counsel at Prudential Securities, Inc.

Frank Jennings,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Managing Director of Global Equities at Paine
                                      Webber's Mitchell Hutchins division.


Thomas W. Keffer,

Senior Vice President                 Formerly Senior Managing Director (1994 - 1996) of Van Eck Global.


Avram Kornberg,

Vice President                        None.


Joseph Krist,
Assistant Vice President              None.

Paul LaRocco,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Securities Analyst for Columbus Circle
                                      Investors.


Michael Levine,
Assistant Vice President              None.

Shanquan Li,

Vice                                  President  Director of Board (since 2/96),
                                      Chinese   Finance    Society;    formerly,
                                      Chairman  (11/94-2/96),   Chinese  Finance
                                      Society; and Director (6/94-6/95), Greater
                                      China Business Networks.


Stephen F. Libera,

Vice President                        An officer and/or portfolio manager for certain Oppenheimer funds;
                                      a Chartered Financial Analyst; a Vice President of HarbourView; prior to March 1996, the senior bond portfolio
                                      manager for  Panorama Series Fund Inc., other mutual funds and pension accounts managed by G.R. Phelps; also responsible for managing the public fixed-income securities department at
                                      Connecticut Mutual Life Insurance Co.


Mitchell J. Lindauer,
Vice President                        None.

David Mabry,
Assistant Vice President              None.


Steve Macchia,
Assistant Vice President              None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                          Chief Executive Officer (since September 1995); President and director (since June 1991)
                                      of  HarbourView; Chairman and a
                                      director of SSI (since August 1994), and SFSI (September
                                      1995); President (since September  1995) and a director  (since
                                      October  1990) of  OAC; President (since September 1995) and a director  (since November 1989) of  Oppenheimer Partnership
                                      Holdings, Inc., a holding company subsidiary  of OFI; a director of ORAMI (since July 1996) ; President and a director (since
                                      October 1997) of OFIL, an offshore fund manager subsidiary of
                                      OFI and Oppenheimer Millennium Funds plc (since October
                                      1997); President and  a director of other Oppenheimer funds;  a director of the NASDAQ Stock Market, Inc. and of Hillsdown
                                      Holdings plc (a U.K. food company); formerly an Executive
                                      Vice President of OFI.

Wesley Mayer,
Vice President                        Formerly Vice President (January, 1995 - June, 1996) of Manufacturers Life Insurance Company.


Loretta McCarthy,
Executive Vice President              None.


Tanya Mrva,
Assistant Vice President              None.


Lisa Migan,
Assistant Vice President              None.

Robert J. Milnamow,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds;
                                      formerly a Portfolio Manager (August, 1989 - August,
                                      1995) with Phoenix Securities Group.

Denis R. Molleur,
Vice President                        None.

Linda Moore,
Vice President                        Formerly, Marketing Manager (July 1995-November 1996) for Chase Investment Services Corp.

Tanya Mrva,
Assistant Vice President              None.

Kenneth Nadler,
Vice President                        None.

David Negri,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President              None.

Robert A. Nowaczyk,
Vice President                        None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                    None.


Gina M. Palmieri,
Assistant Vice President              None.

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Pirie,

Assistant Vice President              Formerly, a Vice President with Cohane  Rafferty Securities, Inc.




Jane Putnam,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


Russell Read,
Senior Vice President                 Vice President of Oppenheimer Real Asset Management, Inc. (since March, 1995);
                                      formerly director of Quantitative Research
                                      for the Adviser.  Prior to that he was a lecturer at Stamford
                                      University, an investment manager for The Prudential, and
                                      Associate Economist for the First National Bank of Chicago.

Thomas Reedy,
Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Securities Analyst for the Adviser.


David Robertson,
Vice President                        None.

Adam Rochlin,

Vice President                        None.

Michael S. Rosen
Vice President; President,
Rochester Division                    An officer and/or portfolio manager of certain Oppenheimer funds; Formerly,
                                      Vice President (June, 1983 - January, 1996) of
                                      RFS, President and Director of RFD; Vice President and
                                      Director of FMC; Vice President and director of RCAI; General
                                      Partner of RCA; Vice President and Director of Rochester Tax
                                      Managed Fund Inc.


Richard H. Rubinstein,
Senior                                Vice President An officer and/or portfolio
                                      manager  of  certain   Oppenheimer  funds;
                                      formerly  Vice   President  and  Portfolio
                                      Manager/Security  Analyst for  Oppenheimer
                                      Capital Corp., an investment adviser.

Lawrence Rudnick,

Assistant Vice President              None.


James Ruff,
Executive Vice President              None.

Valerie Sanders,
Vice President                        None.

Ellen Schoenfeld,
Assistant Vice President              None.

Stephanie Seminara,

Vice President                        Formerly, Vice President of Citicorp Investment Services.

Richard Soper,
Vice President                        None.


Nancy Sperte,
Executive Vice President              None.

Donald W. Spiro,
Chairman                              Emeritus  and Director  Vice  Chairman and
                                      Trustee of the New York-based  Oppenheimer
                                      Funds; formerly Chairman of the Adviser and the Distributor.


Richard A. Stein,
Vice President: Rochester Division    Assistant Vice President (since 1995) of Rochester Capitol Advisors, L.P.


Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director
Retirement Plans                      Formerly Vice President of U.S. Group Pension Strategy and Marketing for Manulife Financial.

Michael C. Strathearn,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds;
                                      a Chartered Financial Analyst; a Vice President of
                                      HarbourView; prior to March 1996, an equity portfolio manager for Panorama Series Fund, Inc. and other mutual funds and
                                      pension accounts managed by G.R. Phelps.


James C. Swain,
Vice Chairman of the Board            Chairman, CEO and Trustee, Director or Managing Partner of the Denver-based
                                      Oppenheimer Funds; President and a Director
                                      of Centennial; formerly President and Director of OAMC, and
                                      Chairman of the Board of SSI.

James Tobin,
Vice President                        None.

Jay Tracey,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds;
                                      formerly Managing Director of Buckingham Capital
                                      Management.


Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer     Assistant Treasurer of the Distributor and SFSI.

Ashwin Vasan,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Dorothy Warmack,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jerry Webman,

Senior                                Vice President  Director of New York-based
                                      tax-exempt fixed income Oppenheimer funds;
                                      Formerly,   Managing  Director  and  Chief
                                      Fixed  Income   Strategist  at  Prudential
                                      Mutual Funds.


Christine Wells,
Vice President                        None.

Joseph Welsh,
Assistant Vice President              None.

Kenneth B. White,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds;
                                      a Chartered Financial Analyst; Vice President of
                                      HarbourView; prior to March 1996, an equity portfolio manager for Panorama Series Fund, Inc. and other mutual funds and
                                      pension funds managed by G.R. Phelps.


William L. Wilby,
Senior Vice President                 An officer and/or portfolio manager of certain Oppenheimer funds;
                                      Vice President of HarbourView.

Carol Wolf,

Vice President                        An officer and/or portfolio manager of certain Oppenheimer funds;
                                      Vice President of Centennial; Vice President, Finance and
                                      Accounting and member of the Board of Directors of the Junior
                                      League of Denver, Inc.; Point of Contact: Finance Supporters of
                                      Children; Member of the Oncology Advisory Board of the
                                      Childrens Hospital; Member of the Board of Directors of the
                                      Colorado Museum of Contemporary Art.

Caleb Wong,
Assistant Vice President              None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                       Assistant Secretary of SSI (since May 1985), and  SFSI (since November 1989);
                                      Assistant Secretary of Oppenheimer
                                      Millennium Funds plc (since October 1997);  an officer of other
                                      Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                    None.


Arthur J. Zimmer,

Senior Vice President                 An officer and/or portfolio manager of certain Oppenheimer funds;
                                      Vice President of Centennial.
>

      The Oppenheimer  Funds include the New York-based  Oppenheimer  Funds, the
Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:


      New York-based Oppenheimer Funds
      Oppenheimer California Municipal Fund
      Oppenheimer Capital Appreciation Fund

      Oppenheimer Developing Markets Fund

      Oppenheimer Discovery Fund
      Oppenheimer Enterprise Fund
      Oppenheimer Global Fund
      Oppenheimer Global Growth & Income Fund
      Oppenheimer Gold & Special Minerals Fund
      Oppenheimer Growth Fund
      Oppenheimer International Growth Fund

      Oppenheimer International Small Company Fund

      Oppenheimer Money Market Fund, Inc.
      Oppenheimer Multi-Sector Income Trust
      Oppenheimer Multi-State Municipal Trust

      Oppenheimer Multiple Strategies Fund
      Oppenheimer Municipal Bond Fund

      Oppenheimer New York Municipal Fund
      Oppenheimer Series Fund, Inc.
      Oppenheimer U.S. Government Trust
      Oppenheimer World Bond Fund

      Quest/Rochester Funds
      Limited Term New York Municipal Fund
      Oppenheimer Bond Fund For Growth
      Oppenheimer MidCap Fund
      Oppenheimer Quest Capital Value Fund, Inc.
      Oppenheimer Quest For Value Funds
      Oppenheimer Quest Global Value Fund, Inc.
      Oppenheimer Quest Value Fund, Inc.
      Rochester Fund Municipals

      Denver-based Oppenheimer Funds
      Centennial America Fund, L.P.
      Centennial California Tax Exempt Trust
      Centennial Government Trust
      Centennial Money Market Trust
      Centennial New York Tax Exempt Trust
      Centennial Tax Exempt Trust
      Oppenheimer Cash Reserves
      Oppenheimer Champion Income Fund
      Oppenheimer Equity Income Fund
      Oppenheimer High Yield Fund
      Oppenheimer Integrity Funds
      Oppenheimer International Bond Fund
      Oppenheimer Limited-Term Government Fund
      Oppenheimer Main Street Funds, Inc.

      Oppenheimer Municipal Fund
      Oppenheimer Real Asset Fund

      Oppenheimer Strategic Income Fund
      Oppenheimer Total Return Fund, Inc.
      Oppenheimer Variable Account Funds
      Panorama Series Fund, Inc.
      The New York Tax-Exempt Income Fund, Inc.





     The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.


      The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

     The address of MultiSource Services, Inc. is 1700 Lincoln Street, Denver, Colorado 80203.


      The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625- 2807.


Item 29.    Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal             Positions & Offices         Positions & Offices
Business Address             with Underwriter            with Registrant

George C. Bowen(1)           Vice President and          Vice President and
                             Treasurer                   Treasurer of the
                                                         Oppenheimer funds.

Julie Bowers                 Vice President              None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan             Vice President              None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce(2)             Senior Vice President;      None
                             Director: Financial
                             Institution Division

Robert Coli                  Vice President              None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins            Vice President              None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030
William Coughlin             Vice President              None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Rhonda Dixon-Gunner(1)       Assistant Vice President    None

Andrew John Donohue(2)       Executive Vice              Secretary of the
                             President & Director        Oppenheimer funds.

Wendy H. Ehrlich             Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                  Vice President              None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio                 Vice President              None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                   Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                 Vice President              None
201 E. Rund Grove Rd.
#26-22
Lewisville, TX 75067

Katherine P. Feld(2)         Vice President              None
                             & Secretary

Mark Ferro                   Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President              None

Reed F. Finley               Vice President              None
1215 W. 10th Street
Apt. 510
Cleveland, OH  44113
Birmingham, MI  48009

Ronald R. Foster             Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249




Patricia Gadecki             Vice President              None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto             Vice President              None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                   Vice President              None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)               Vice President/National     None
                             Sales Manager

Sharon Hamilton              Vice President              None
720 N. Juanita Ave.,#1
Redondo Beach, CA 90277

C. Webb Heidinger(2)         Vice President              None

Byron Ingram(2)              Assistant Vice President    None

Mark D. Johnson              Vice President              None
409 Sundowner Ridge Court
Wildwood, MO  63011

Michael Keogh(2)             Vice President              None

Richard Klein                Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                Vice President              None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)               Assistant Vice President    None

Todd Lawson                  Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang             Senior Vice President       None
23 Fox Trail
Lincolnshire, IL 60069

Dawn Lind                    Vice President              None
7 Maize Court
Melville, NY 11747


James Loehle                 Vice President              None
30 John Street
Cranford, NJ  07016

Todd Marion                  Vice President              None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters                Vice President              None
520 E. 76th Street
New York, NY  10021

John McDonough               Vice President              None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Tanya Mrva(2)                Assistant Vice President    None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                 Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura        Vice President              None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                 Vice President              None
60 Myrtle Beach Drive
Henderson, NV  89014

Joseph Norton                Vice President              None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski             Vice President              None
1105 Harney St., #310
Omaha, NE  68102

Gayle Pereira                Vice President              None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit            Vice President              None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                Vice President              None
1777 Larimer St. #807
Denver, CO  80202

Steve Puckett                Vice President              None
2555 N. Clark, #209
Chicago, IL  60614

Elaine Puleo(2)              Vice President              None

Minnie Ra                    Vice President              None
895 Thirty-First Ave.
San Francisco, CA  94121

Michael Raso                 Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)         Vice President              None

Douglas Rentschler           Vice President              None
867 Pemberton
Grosse Pointe Park, MI 48230

Ian Robertson                Vice President              None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(3)          Vice President              None

Kenneth Rosenson             Vice President              None
3802 Knickerbocker Place
Apt. #3D
Indianapolis, IN  46240

James Ruff(2)                President                   None

Timothy Schoeffler           Vice President              None

1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino            Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471

Robert Shore                 Vice President              None
26 Baroness Lane
Laguna Niguel, CA 92677

George Sweeney               Vice President              None
5 Smokehouse Lane
Hummelstown, PA  17036


Andrew Sweeny                Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum         Vice President              None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas              Vice President              None
8116 Arlingon Blvd. #123
Falls Church, VA 22042

Philip St. John Trimble      Vice President              None
201 Summerfield
Northbrook, IL  60062

Sarah Turpin                 Vice President              None
2735 Dover Road
Atlanta, GA  30327

Gary Paul Tyc(1)             Assistant Treasurer         None

Mark Stephen Vandehey(1)     Vice President              None

Marjorie Williams            Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331

(1) 6803 South Tucson Way, Englewood, Colorado 80112

(2) Two World Trade Center, New York, NY 10048-0203

(3) 350 Linden Oaks, Rochester, NY  14625-2807




Item 31.  Location of Accounts and Records.

All accounts, books and other documents, required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the Rule thereunder are maintained by OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 32.  Management Services.

The Registrant is not a party to any management-related service contract not discussed in Part A of this Registration Statement.

Item 33.  Undertakings.

1. The Registrant undertakes to suspend the offering of the shares covered hereby until it amends its prospectus if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of this Registration Statement, or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Inapplicable

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of February, 1998.


                        OPPENHEIMER MULTI-SECTOR INCOME TRUST

                        By: /s/ Bridget A. Macaskill*
                        -------------------------------------
                              Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                       Title                         Date
----------                       -----                         ----

/s/ Leon Levy*                   Chairman of the

--------------                   Board of Trustees             February 27, 1998
Leon Levy


/s/ Donald W. Spiro*             Principal Executive

-------------------              Officer and Trustee           February 27, 1998
Donald W. Spiro

/s/ Bridget A. Macaskill*        President and Trustee         February 27, 1998

------------------------
Bridget A. Macaskill

/s/ George Bowen*                Treasurer and
-----------------                Principal Financial

George Bowen                     and Accounting Officer        February 27, 1998

/s/ Robert G. Galli*             Trustee                       February 27, 1998

-------------------
Robert G. Galli


/s/ Benjamin Lipstein*           Trustee                       February 27, 1998

----------------------
Benjamin Lipstein


/s/ Elizabeth B. Moynihan*       Trustee                       February 27, 1998

--------------------------
Elizabeth B. Moynihan


/s/ Kenneth A. Randall*          Trustee                       February 27, 1998

-----------------------
Kenneth A. Randall


/s/ Edward V. Regan*             Trustee                       February 27, 1998

--------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*    Trustee                       February 27, 1998

-----------------------------
Russell S. Reynolds, Jr.


/s/ Sidney M. Robbins*           Trustee                       February 27, 1998

----------------------
Sidney M. Robbins


/s/ Pauline Trigere*             Trustee                       February 27, 1998

--------------------
Pauline Trigere


/s/ Clayton K. Yeutter*          Trustee                       February 27, 1998

-----------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
--------------------------
     Robert G. Zack

                     OPPENHEIMER MULTI-SECTOR INCOME TRUST
                           Registration No. 811-5473

                        Post-Effective Amendment No. 13


                               Index to Exhibits



Exhibit No.       Description

24(1)(h)          Independent Auditor's Consent


24(2)(r)          Financial Data Schedule